UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis & Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Address of principal executive offices) (Zip code)

Anna Marie Lopez
Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
 (Name and address of agent for service)

Copy to:

Maureen A. Miller, Esq.
Joseph M. Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, Illinois  60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.42%	Held	Value
COMMUNICATION SERVICES - 9.98%
Media - 7.86%
CBS Corp.	24,600	$1,413,270
Comcast Corp.	58,900	2,085,649
Discovery, Inc. - Class A (a) (l)	15,500	496,000
Discovery, Inc. - Class C (a)	105,900	3,132,522
The Interpublic Group of Companies, Inc.	22,500	514,575
News Corp.	43,700	576,403
Omnicom Group, Inc.	6,600	448,932
		8,667,351
Wireless Telecommunication Services - 2.12%
Vodafone Group PLC - ADR	107,563	2,334,117
TOTAL COMMUNICATION SERVICES		11,001,468

CONSUMER DISCRETIONARY - 6.13%
Auto Components - 2.71%
Adient PLC	22,074	867,729
The Goodyear Tire & Rubber Company	44,500	1,040,855
Magna International, Inc.	20,600	1,082,118
		2,990,702
Automobiles - 3.11%
General Motors Company	76,300	2,569,021
Harley-Davidson, Inc.	19,000	860,700
		3,429,721
Specialty Retail - 0.31%
Bed Bath & Beyond, Inc.	22,300	334,500
TOTAL CONSUMER DISCRETIONARY		6,754,923

CONSUMER STAPLES - 4.46%
Beverages - 1.55%
PepsiCo, Inc.	15,300	1,710,540

Food Products - 1.91%
Kellogg Company	7,800	546,156
Mondelez International, Inc.	36,200	1,555,152
		2,101,308
Personal Products - 1.00%
Unilever PLC - ADR	20,000	1,099,400
TOTAL CONSUMER STAPLES		4,911,248

ENERGY - 15.12%
Energy Equipment & Services - 1.41%
Halliburton Company	19,700	798,441
National Oilwell Varco, Inc.	17,500	753,900
		1,552,341
Oil, Gas & Consumable Fuels - 13.71%
Andeavor	5,300	813,550
Apache Corp.	77,300	3,684,891
Hess Corp.	45,100	3,228,258
Kosmos Energy Ltd. (a)	75,900	709,665
Marathon Oil Corp.	147,100	3,424,488
Murphy Oil Corp.	43,100	1,436,954
Royal Dutch Shell PLC - ADR	26,662	1,816,749
		15,114,555
TOTAL ENERGY		16,666,896

FINANCIALS - 28.59%
Banks - 11.84%
Bank of America Corp.	84,622	2,492,964
CIT Group, Inc.	10,500	541,905
Citigroup, Inc.	53,974	3,872,095
Citizens Financial Group, Inc.	31,900	1,230,383
JPMorgan Chase & Company	9,600	1,083,264
Wells Fargo & Company	72,934	3,833,411
		13,054,022
Capital Markets - 4.56%
The Bank of New York Mellon Corp.	15,600	795,444
The Goldman Sachs Group, Inc.	8,400	1,883,616
Morgan Stanley	10,000	465,700
State Street Corp.	22,500	1,885,050
		5,029,810
Consumer Finance - 4.79%
Ally Financial, Inc.	30,100	796,145
Capital One Financial Corp.	22,100	2,097,953
Discover Financial Services	21,200	1,620,740
Synchrony Financial	24,700	767,676
		5,282,514
Diversified Financial Services - 0.95%
AXA Equitable Holdings, Inc.	49,000	1,051,050

Insurance - 6.45%
American International Group, Inc.	101,500	5,403,860
The Travelers Companies, Inc.	13,100	1,699,201
		7,103,061
TOTAL FINANCIALS		31,520,457

HEALTH CARE - 7.28%
Biotechnology - 0.83%
Biogen, Inc. (a)	2,600	918,606

Health Care Equipment & Supplies - 2.06%
Medtronic PLC	16,782	1,650,845
Zimmer Biomet Holdings, Inc.	4,700	617,909
		2,268,754
Health Care Providers & Services - 1.57%
Anthem, Inc.	6,300	1,726,515

Pharmaceuticals - 2.82%
GlaxoSmithKline PLC - ADR	42,500	1,707,225
Sanofi - ADR	31,400	1,402,638
		3,109,863
TOTAL HEALTH CARE		8,023,738

INDUSTRIALS - 9.10%
Aerospace & Defense - 0.29%
Embraer SA - ADR	16,400	321,276

Building Products - 2.14%
Johnson Controls International PLC	67,547	2,364,145

Electrical Equipment - 0.76%
Eaton Corp. PLC	9,600	832,608

Industrial Conglomerates - 1.72%
General Electric Company	168,200	1,898,978

Machinery - 4.19%
CNH Industrial NV	179,300	2,153,393
Cummins, Inc.	12,800	1,869,696
PACCAR, Inc.	8,700	593,253
		4,616,342
TOTAL INDUSTRIALS		10,033,349

INFORMATION TECHNOLOGY - 15.56%
Communications Equipment - 2.06%
Telefonaktiebolaget LM Ericsson - ADR	258,200	2,272,160

Electronic Equipment, Instruments & Components - 2.33%
Corning, Inc.	58,900	2,079,170
TE Connectivity Ltd.	5,500	483,615
		2,562,785
IT Services - 0.46%
Teradata Corp. (a)	13,500	509,085

Software - 6.64%
Microsoft Corp.	30,100	3,442,537
Oracle Corp.	75,100	3,872,156
		7,314,693
Technology Hardware, Storage & Peripherals - 4.07%
Hewlett Packard Enterprise Company	275,300	4,490,143
TOTAL INFORMATION TECHNOLOGY		17,148,866

MATERIALS - 1.07%
Containers & Packaging - 1.07%
International Paper Company	23,900	1,174,685
TOTAL MATERIALS		1,174,685

UTILITIES - 2.13%
Electric Utilities - 2.13%
PPL Corp.	41,400	1,211,364
The Southern Company	26,100	1,137,960
TOTAL UTILITIES		2,349,324

Total common stocks (Cost $118,809,820)		109,584,954

Total long-term investments (Cost $118,809,820)		109,584,954

COLLATERAL FOR SECURITIES ON LOAN - 0.34%
Money Market Funds - 0.34%
Invesco Government & Agency Portfolio - Institutional Class, 1.97%^	377,580	377,580
Total collateral for securities on loan (Cost $377,580)		377,580

	Principal
SHORT-TERM INVESTMENTS - 0.61%	Amount
Time Deposits - 0.61%
Australia and New Zealand Banking Group Ltd., 1.54%, 10/01/2018 *	$669,059	669,059
Total short-term investments (Cost $669,059)		669,059

Total investments - 100.37% (Cost $119,856,459)		110,631,593

Liabilities in excess of other assets - (0.37)%		(406,243)

Net assets - 100.00%		$110,225,350

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on a loan. The total market value of securities on loan was $370,156. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.69%	Held	Value
COMMUNICATION SERVICES - 9.23%
Media - 6.78%
CBS Corp.	102,500	$5,888,625
Comcast Corp.	271,300	9,606,733
Discovery, Inc. - Class A (a) (l)	61,500	1,968,000
Discovery, Inc. - Class C (a)	440,800	13,038,864
		30,502,222
Wireless Telecommunication Services - 2.45%
Vodafone Group PLC - ADR	508,744	11,039,745
TOTAL COMMUNICATION SERVICES		41,541,967

CONSUMER DISCRETIONARY - 5.68%
Auto Components - 2.19%
Adient PLC	105,691	4,154,713
Magna International, Inc.	108,300	5,688,999
		9,843,712
Automobiles - 3.10%
General Motors Company	310,400	10,451,168
Harley-Davidson, Inc.	77,300	3,501,690
		13,952,858
Specialty Retail - 0.39%
Bed Bath & Beyond, Inc.	118,300	1,774,500
TOTAL CONSUMER DISCRETIONARY		25,571,070

CONSUMER STAPLES - 3.93%
Beverages - 1.53%
PepsiCo, Inc.	61,600	6,886,880

Food Products - 1.44%
Mondelez International, Inc.	150,900	6,482,664

Personal Products - 0.96%
Unilever PLC - ADR	78,700	4,326,139
TOTAL CONSUMER STAPLES		17,695,683

ENERGY - 15.03%
Energy Equipment & Services - 1.12%
National Oilwell Varco, Inc.	117,300	5,053,284

Oil, Gas & Consumable Fuels - 13.91%
Andeavor	23,600	3,622,600
Apache Corp.	291,500	13,895,805
Hess Corp.	176,000	12,598,080
Marathon Oil Corp.	601,800	14,009,904
Murphy Oil Corp.	290,900	9,698,606
Royal Dutch Shell PLC - ADR	128,872	8,781,338
		62,606,333
TOTAL ENERGY		67,659,617

FINANCIALS - 28.19%
Banks - 12.68%
Bank of America Corp.	333,749	9,832,246
Citigroup, Inc.	234,688	16,836,517
Citizens Financial Group, Inc.	104,000	4,011,280
JPMorgan Chase & Company	85,100	9,602,684
Wells Fargo & Company	318,863	16,759,439
		57,042,166
Capital Markets - 4.34%
The Goldman Sachs Group, Inc.	43,400	9,732,016
State Street Corp.	117,200	9,819,016
		19,551,032
Consumer Finance - 3.84%
Capital One Financial Corp.	101,100	9,597,423
Discover Financial Services	100,400	7,675,580
		17,273,003
Diversified Financial Services - 0.96%
AXA Equitable Holdings, Inc.	201,700	4,326,465

Insurance - 6.37%
American International Group, Inc.	411,000	21,881,640
The Travelers Companies, Inc.	52,300	6,783,833
		28,665,473
TOTAL FINANCIALS		126,858,139

HEALTH CARE - 7.53%
Health Care Equipment & Supplies - 3.03%
Koninklijke Philips NV	50,766	2,310,361
Medtronic PLC	68,400	6,728,508
Zimmer Biomet Holdings, Inc.	35,100	4,614,597
		13,653,466
Health Care Providers & Services - 1.54%
Anthem, Inc.	25,300	6,933,465

Pharmaceuticals - 2.96%
GlaxoSmithKline PLC - ADR	180,200	7,238,634
Sanofi - ADR	136,100	6,079,587
		13,318,221
TOTAL HEALTH CARE		33,905,152

INDUSTRIALS - 9.06%
Aerospace & Defense - 0.39%
Embraer SA - ADR	88,500	1,733,715

Building Products - 2.42%
Johnson Controls International PLC	311,319	10,896,165

Industrial Conglomerates - 1.72%
General Electric Company	683,600	7,717,844

Machinery - 4.53%
CNH Industrial NV	760,300	9,131,203
Cummins, Inc.	61,200	8,939,484
PACCAR, Inc.	34,300	2,338,917
		20,409,604
TOTAL INDUSTRIALS		40,757,328

INFORMATION TECHNOLOGY - 16.54%
Communications Equipment - 3.79%
ARRIS International PLC (a)	265,900	6,910,741
Telefonaktiebolaget LM Ericsson - ADR	1,153,200	10,148,160
		17,058,901
Electronic Equipment, Instruments & Components - 2.06%
Corning, Inc.	262,700	9,273,310

Software - 6.60%
Microsoft Corp.	121,500	13,895,955
Oracle Corp.	306,400	15,797,984
		29,693,939
Technology Hardware, Storage & Peripherals - 4.09%
Hewlett Packard Enterprise Company	1,129,500	18,422,145
TOTAL INFORMATION TECHNOLOGY		74,448,295

MATERIALS - 1.43%
Containers & Packaging - 1.43%
International Paper Company	130,500	6,414,075
TOTAL MATERIALS		6,414,075

UTILITIES - 2.07%
Electric Utilities - 2.07%
PPL Corp.	160,400	4,693,304
The Southern Company	105,900	4,617,240
TOTAL UTILITIES		9,310,544

Total common stocks (Cost $457,254,813)		444,161,870

Total long-term investments (Cost $457,254,813)		444,161,870

COLLATERAL FOR SECURITIES ON LOAN - 0.33%
Money Market Funds - 0.33%
Invesco Government & Agency Portfolio - Institutional Class, 1.97%^	1,500,555	1,500,555
Total collateral for securities on loan (Cost $1,500,555)		1,500,555
	Principal
SHORT-TERM INVESTMENTS - 1.74%	Amount
Time Deposits - 1.74%
Banco Santander SA, 1.54%, 10/01/2018 *	$7,831,383	7,831,383
Total short-term investments (Cost $7,831,383)		7,831,383

Total investments - 100.76% (Cost $466,586,751)		453,493,808

Liabilities in excess of other assets - (0.76)%		(3,420,292)

Net assets - 100.00%		$450,073,516

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on a loan. The total market value of securities on loan was $1,471,051. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.74%	Held		Value
COMMUNICATION SERVICES - 5.20%
Media - 5.20%
CBS Corp.		187,300	$10,760,385
Discovery, Inc. - Class C (a)		1,985,200	58,722,216
The Interpublic Group of Companies, Inc.		429,000	9,811,230
News Corp.		1,499,300	19,775,767
TOTAL COMMUNICATION SERVICES			99,069,598

CONSUMER DISCRETIONARY - 10.75%
Auto Components - 4.89%
Adient PLC		324,900	12,771,819
The Goodyear Tire & Rubber Company		2,244,500	52,498,855
Magna International, Inc.		528,700	27,772,611
			93,043,285
Household Durables - 2.16%
TRI Pointe Group, Inc. (a)		3,317,400	41,135,760

Specialty Retail - 3.70%
Bed Bath & Beyond, Inc.		1,618,400	24,276,000
Office Depot, Inc.		14,396,200	46,211,802
			70,487,802
TOTAL CONSUMER DISCRETIONARY			204,666,847

CONSUMER STAPLES - 1.63%
Food Products - 1.63%
Bunge Ltd.		451,000	30,988,210
TOTAL CONSUMER STAPLES			30,988,210

ENERGY - 24.37%
Energy Equipment & Services - 7.74%
C&J Energy Services, Inc. (a)		1,651,300	34,347,040
Frank's International NV (a)		1,463,800	12,705,784
McDermott International, Inc. (a)		981,433	18,087,816
Superior Energy Services, Inc. (a)		3,665,700	35,703,918
Weatherford International PLC (a)		17,147,800	46,470,538
			147,315,096
Oil, Gas & Consumable Fuels - 16.63%
Apache Corp.		451,900	21,542,073
Cairn Energy PLC (a) (v)		19,353,700	58,497,228
Hess Corp.		77,300	5,533,134
Kosmos Energy Ltd. (a)		7,503,400	70,156,790
Marathon Oil Corp.		222,200	5,172,816
Murphy Oil Corp.		595,800	19,863,972
Ophir Energy PLC (a) (o)		56,578,900	27,949,485
Sanchez Energy Corp. (a) (l)		2,483,700	5,712,510
Whiting Petroleum Corp. (a)		1,924,625	102,082,110
			316,510,118
TOTAL ENERGY			463,825,214

FINANCIALS - 21.36%
Banks - 11.07%
CIT Group, Inc.		1,103,424	56,947,712
Citizens Financial Group, Inc.		1,410,300	54,395,271
Fifth Third Bancorp		142,700	3,984,184
Popular, Inc.		1,860,800	95,366,000
			210,693,167
Consumer Finance - 5.55%
Ally Financial, Inc.		943,400	24,952,930
Discover Financial Services		315,300	24,104,685
Santander Consumer USA Holdings, Inc.		901,400	18,064,056
SLM Corp. (a)		1,243,600	13,866,140
Synchrony Financial		792,300	24,624,684
			105,612,495
Diversified Financial Services - 1.26%
AXA Equitable Holdings, Inc.		1,118,700	23,996,115

Insurance - 3.48%
Alleghany Corp.		16,800	10,962,504
CNO Financial Group, Inc.		1,909,300	40,515,346
Enstar Group Ltd. (a)		71,100	14,824,350
			66,302,200
TOTAL FINANCIALS			406,603,977

HEALTH CARE - 2.43%
Health Care Equipment & Supplies - 0.53%
Zimmer Biomet Holdings, Inc.		76,400	10,044,308

Health Care Providers & Services - 0.28%
LifePoint Health, Inc. (a)		82,100	5,287,240

Pharmaceuticals - 1.62%
Mallinckrodt PLC (a)		1,056,400	30,963,084
TOTAL HEALTH CARE			46,294,632

INDUSTRIALS - 10.67%
Aerospace & Defense - 1.56%
Embraer SA - ADR		1,522,100	29,817,939

Air Freight & Logistics - 1.84%
Royal Mail PLC (v)		5,637,200	35,043,197

Construction & Engineering - 1.29%
KBR, Inc.		1,160,100	24,512,913

Machinery - 3.68%
Allison Transmission Holdings, Inc.		181,100	9,419,011
Cummins, Inc.		177,500	25,927,425
Navistar International Corp. (a)		902,300	34,738,550
			70,084,986
Road & Rail - 2.30%
AMERCO		83,400	29,744,610
Avis Budget Group, Inc. (a)		435,600	14,000,184
			43,744,794
TOTAL INDUSTRIALS			203,203,829

INFORMATION TECHNOLOGY - 15.52%
Communications Equipment - 7.11%
ARRIS International PLC (a)		3,118,600	81,052,414
Telefonaktiebolaget LM Ericsson - ADR		6,171,600	54,310,080
			135,362,494
Electronic Equipment, Instruments & Components - 3.37%
Avnet, Inc.		792,700	35,489,179
Corning, Inc.		812,500	28,681,250
			64,170,429
IT Services - 0.44%
Teradata Corp. (a)		222,300	8,382,933

Technology Hardware, Storage & Peripherals - 4.60%
Hewlett Packard Enterprise Company		5,370,000	87,584,700
TOTAL INFORMATION TECHNOLOGY			295,500,556

REAL ESTATE - 2.74%
Equity Real Estate Investment Trusts - 2.74%
Colony Capital, Inc.		1,671,900	10,181,871
The GEO Group, Inc.		1,669,050	41,993,298
TOTAL REAL ESTATE			52,175,169

UTILITIES - 3.07%
Electric Utilities - 0.71%
PPL Corp.		463,100	13,550,306

Independent Power and Renewable Electricity Producers - 2.36%
NRG Energy, Inc.		1,198,600	44,827,640
TOTAL UTILITIES			58,377,946

Total common stocks (Cost $1,685,413,964)			1,860,705,978
Total long-term investments (Cost $1,685,413,964)			1,860,705,978

COLLATERAL FOR SECURITIES ON LOAN - 0.30%
Money Market Funds - 0.30%
Invesco Government & Agency Portfolio - Institutional Class, 1.97%^		5,729,160	5,729,160
Total collateral for securities on loan (Cost $5,729,160)			5,729,160

	Principal
SHORT-TERM INVESTMENTS - 2.38%	Amount
Time Deposits - 2.38%
Brown Brothers Harriman & Co., 0.37%, 10/01/2018 *	GBP	75	98
JPMorgan Chase & Company, 1.54%, 10/01/2018 *		$45,228,406	45,228,406
			45,228,504
Total short-term investments (Cost $45,228,504)			45,228,504

Total investments - 100.42% (Cost $1,736,371,628)			1,911,663,642

Liabilities in excess of other assets - (0.42)%			(7,996,879)

Net assets - 100.00%			$1,903,666,763

(a)	- Non-income producing security.
(l)
 - All or a portion of this security is on a loan. The total market value of securities on loan was $5,474,075. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2018, is set forth below:

Mid Cap Value Fund

Issuer Name	Shares Held at July 1, 2018	Additions	Reductions	Shares Held at September 30, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2018
Ophir Energy PLC	56,578,900	-	-	56,578,900	$-	$-	$(9,758,830)	$27,949,485
					$-	$-	$(9,758,830)

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $93,540,425, which represented 4.91% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.05%	Held		Value
COMMUNICATION SERVICES - 1.28%
Media - 1.28%
MDC Partners, Inc. (a)		2,658,800	$11,034,020
TOTAL COMMUNICATION SERVICES			11,034,020

CONSUMER DISCRETIONARY - 6.42%
Household Durables - 1.29%
TRI Pointe Group, Inc. (a)		890,700	11,044,680

Specialty Retail - 5.13%
Bed Bath & Beyond, Inc.		172,200	2,583,000
Group 1 Automotive, Inc.		65,800	4,270,420
Office Depot, Inc.		5,837,800	18,739,338
Sonic Automotive, Inc.		959,500	18,566,325
			44,159,083
TOTAL CONSUMER DISCRETIONARY			55,203,763

ENERGY - 15.83%
Energy Equipment & Services - 7.33%
C&J Energy Services, Inc. (a)		891,300	18,539,040
Frank's International NV (a)		3,467,200	30,095,296
Key Energy Services, Inc. (a)		254,900	2,916,056
McDermott International, Inc. (a)		155,800	2,871,394
Nine Energy Service, Inc. (a)		215,300	6,583,874
Quintana Energy Services, Inc. (a)		277,700	2,038,318
			63,043,978
Oil, Gas & Consumable Fuels - 8.50%
Berry Petroleum Corp.		294,300	5,185,566
Cairn Energy PLC (a) (v)		734,400	2,219,750
Kosmos Energy Ltd. (a)		1,725,500	16,133,425
PBF Energy, Inc.		41,600	2,076,256
Rockhopper Exploration PLC (a)		5,054,700	2,464,036
Talos Energy, Inc. (a)		62,200	2,041,404
Whiting Petroleum Corp. (a)		811,025	43,016,766
			73,137,203
TOTAL ENERGY			136,181,181

FINANCIALS - 28.68%
Banks - 15.54%
Associated Banc-Corp		367,700	9,560,200
The Bank of NT Butterfield & Son Ltd.		404,600	20,982,556
First BanCorp (a)		300,800	2,737,280
First Hawaiian, Inc.		1,300,100	35,310,716
First Horizon National Corp.		1,504,731	25,971,657
Investors Bancorp, Inc.		258,000	3,165,660
Popular, Inc.		587,700	30,119,625
TCF Financial Corp.		242,900	5,783,449
			133,631,143
Capital Markets - 1.33%
BrightSphere Investment Group PLC		666,700	8,267,080
Oppenheimer Holdings, Inc.		101,300	3,201,080
			11,468,160
Consumer Finance - 1.44%
SLM Corp. (a)		1,111,600	12,394,340

Insurance - 10.05%
CNO Financial Group, Inc.		1,199,000	25,442,780
Enstar Group Ltd. (a)		185,579	38,693,222
Global Indemnity Ltd.		381,636	14,387,677
Horace Mann Educators Corp.		177,300	7,960,770
			86,484,449
Thrifts & Mortgage Finance - 0.32%
Luther Burbank Corp.		251,200	2,733,056
TOTAL FINANCIALS			246,711,148

HEALTH CARE - 3.79%
Health Care Equipment & Supplies - 0.47%
Invacare Corp.		277,000	4,030,350

Health Care Providers & Services - 3.32%
Hanger, Inc. (a)		1,177,500	24,527,325
LifePoint Health, Inc. (a)		62,900	4,050,760
			28,578,085
TOTAL HEALTH CARE			32,608,435

INDUSTRIALS - 21.38%
Aerospace & Defense - 1.76%
Embraer SA - ADR		774,600	15,174,414

Airlines - 3.84%
WestJet Airlines Ltd.		2,078,300	33,001,148

Building Products - 3.15%
Armstrong Flooring, Inc. (a)		224,800	4,068,880
Masonite International Corp. (a)		359,300	23,031,130
			27,100,010
Commercial Services & Supplies - 1.13%
LSC Communications, Inc.		878,000	9,710,680

Construction & Engineering - 4.45%
KBR, Inc.		1,129,800	23,872,674
Tutor Perini Corp. (a)		767,600	14,430,880
			38,303,554
Machinery - 2.11%
EnPro Industries, Inc.		43,200	3,150,576
Miller Industries, Inc.		390,400	10,501,760
Navistar International Corp. (a)		116,300	4,477,550
			18,129,886
Marine - 3.64%
Matson, Inc.		789,200	31,283,888

Professional Services - 0.41%
Hudson Global, Inc. (a) (o)		2,187,600	3,478,284

Trading Companies & Distributors - 0.89%
Rush Enterprises, Inc.		195,400	7,681,174
TOTAL INDUSTRIALS			183,863,038

INFORMATION TECHNOLOGY - 6.58%
Communications Equipment - 5.51%
ARRIS International PLC (a)		1,622,700	42,173,973
Casa Systems, Inc. (a)		354,500	5,228,875
			47,402,848
Semiconductors & Semiconductor Equipment - 1.07%
Diodes, Inc. (a)		275,200	9,161,408
TOTAL INFORMATION TECHNOLOGY			56,564,256

MATERIALS - 0.16%
Metals & Mining - 0.16%
Elah Holdings, Inc. (a) (i)		11,539	1,384,680
Noranda Aluminum Holding Corp. (a) (o)		800,300	23,209
TOTAL MATERIALS			1,407,889

REAL ESTATE - 8.43%
Equity Real Estate Investment Trusts - 8.43%
Colony Capital, Inc.		699,700	4,261,173
The GEO Group, Inc.		711,144	17,892,383
Granite Real Estate Investment Trust		199,100	8,481,660
New York REIT, Inc.		51,140	927,679
Seritage Growth Properties (l)		861,800	40,926,882
TOTAL REAL ESTATE			72,489,777

UTILITIES - 3.50%
Electric Utilities - 3.50%
Evergy, Inc.		284,592	15,629,793
Portland General Electric Company		316,200	14,421,882
TOTAL UTILITIES			30,051,675

Total common stocks (Cost $726,017,221)			826,115,182
Total long-term investments (Cost $726,017,221)			826,115,182

COLLATERAL FOR SECURITIES ON LOAN - 3.60%
Money Market Funds - 3.60%
Invesco Government & Agency Portfolio - Institutional Class, 1.97%^		30,998,034	30,998,034
Total collateral for securities on loan (Cost $30,998,034)			30,998,034

	Principal
SHORT-TERM INVESTMENTS - 3.63%	Amount
Time Deposits - 3.63%
Brown Brothers Harriman & Co., 0.65%, 10/01/2018 *	CAD	267,243	206,901
Standard Chartered Bank, 1.54%, 10/01/2018 *		$31,049,736	31,049,736
			31,256,637
Total short-term investments (Cost $31,256,636)			31,256,637

Total investments - 103.28% (Cost $788,271,891)			888,369,853

Liabilities in excess of other assets - (3.28)%			(28,249,867)

Net assets - 100.00%			$860,119,986

(a)	- Non-income producing security.
(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $30,348,277.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2018, is set forth below:

Small Cap Value Fund

Issuer Name	Shares Held at July 1, 2018	Additions	Reductions	Shares Held at September 30, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2018
Hudson Global, Inc.	2,187,600	-	-	2,187,600	$-	$-	$(65,628)	$3,478,284
Noranda Aluminum Holding Corp.	800,300	-	-	800,300	-	-	(1,360)	23,209
					$-	$-	$(66,988)

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $2,219,750, which represented 0.26% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.28%	Held	Value
COMMUNICATION SERVICES - 3.04%
Diversified Telecommunication Services - 0.31%
IDT Corp. (a)	26,750	$142,845

Entertainment - 0.24%
The Marcus Corp.	2,668	112,189

Interactive Media & Services - 0.21%
Cars.com, Inc. (a)	3,450	95,255

Media - 2.28%
Entercom Communications Corp.	11,206	88,527
Entravision Communications Corp.	28,102	137,700
Gray Television, Inc. (a)	2,951	51,643
MDC Partners, Inc. (a)	37,392	155,177
Meredith Corp.	3,621	184,852
MSG Networks, Inc. (a)	7,611	196,363
Nexstar Media Group, Inc.	1,179	95,971
Scholastic Corp.	2,025	94,547
TEGNA, Inc.	4,153	49,670
		1,054,450
TOTAL COMMUNICATION SERVICES		1,404,739

CONSUMER DISCRETIONARY - 14.96%
Auto Components - 3.17%
Cooper Tire & Rubber Company	6,959	196,940
Cooper-Standard Holdings, Inc. (a)	995	119,380
Dana, Inc.	4,855	90,643
Gentherm, Inc. (a)	2,212	100,535
Horizon Global Corp. (a)	25,989	185,302
Modine Manufacturing Company (a)	2,543	37,891
Motorcar Parts of America, Inc. (a)	6,791	159,249
Standard Motor Products, Inc.	915	45,036
Stoneridge, Inc. (a)	1,309	38,903
Superior Industries International, Inc.	7,716	131,558
Tenneco, Inc.	4,446	187,354
Tower International, Inc.	5,570	168,493
		1,461,284
Diversified Consumer Services - 0.31%
Graham Holdings Company	79	45,765
Strategic Education, Inc.	719	98,524
		144,289
Hotels, Restaurants & Leisure - 1.99%
Bluegreen Vacations Corp.	5,584	99,898
Bojangles', Inc. (a)	9,993	156,890
Brinker International, Inc.	1,071	50,048
Carrols Restaurant Group, Inc. (a)	6,090	88,914
The Cheesecake Factory, Inc.	1,806	96,693
El Pollo Loco Holdings, Inc. (a)	15,136	189,957
Eldorado Resorts, Inc. (a)	1,087	52,828
Hilton Grand Vacations, Inc. (a)	2,836	93,872
International Speedway Corp.	961	42,092
Ruth's Hospitality Group, Inc.	1,484	46,820
		918,012
Household Durables - 4.18%
Century Communities, Inc. (a)	6,318	165,848
CSS Industries, Inc.	6,516	92,723
Ethan Allen Interiors, Inc.	4,241	88,001
Flexsteel Industries, Inc.	2,642	78,573
Green Brick Partners, Inc. (a)	4,655	47,016
Hooker Furniture Corp.	3,414	115,393
iRobot Corp. (a)	568	62,435
La-Z-Boy, Inc.	2,827	89,333
LGI Homes, Inc. (a)	1,745	82,783
M/I Homes, Inc. (a)	5,387	128,911
Meritage Homes Corp. (a)	4,325	172,567
Taylor Morrison Home Corp. (a)	9,232	166,545
Tempur Sealy International, Inc. (a)	847	44,806
TRI Pointe Group, Inc. (a)	12,627	156,575
Tupperware Brands Corp.	5,878	196,618
William Lyon Homes (a)	9,552	151,781
ZAGG, Inc. (a)	6,136	90,506
		1,930,414
Internet & Catalog Retail - 0.27%
Duluth Holdings, Inc. (a)	3,892	122,442

Leisure Products - 0.73%
Nautilus, Inc. (a)	12,534	174,849
Sturm, Ruger & Company, Inc.	2,379	164,270
		339,119
Multiline Retail - 0.39%
Big Lots, Inc.	4,347	181,661

Specialty Retail - 3.72%
Asbury Automotive Group, Inc. (a)	1,946	133,788
Bed Bath & Beyond, Inc.	10,385	155,775
Francesca's Holdings Corp. (a)	30,301	112,417
GameStop Corp.	10,304	157,342
Group 1 Automotive, Inc.	2,646	171,725
Haverty Furniture Companies, Inc.	2,124	46,940
Hibbett Sports, Inc. (a)	4,530	85,164
Lithia Motors, Inc.	2,071	169,118
Murphy USA, Inc. (a)	1,733	148,102
Office Depot, Inc.	62,191	199,634
Sonic Automotive, Inc.	9,646	186,650
Sportsman's Warehouse Holdings, Inc. (a)	25,972	151,936
		1,718,591
Textiles, Apparel & Luxury Goods - 0.20%
Movado Group, Inc.	2,183	91,468
TOTAL CONSUMER DISCRETIONARY		6,907,280

CONSUMER STAPLES - 1.45%
Food & Staples Retailing - 0.43%
United Natural Foods, Inc. (a)	3,928	117,643
Village Super Market, Inc.	2,994	81,437
		199,080
Food Products - 0.83%
B&G Foods, Inc.	4,410	121,055
Dean Foods Company	12,366	87,799
Fresh Del Monte Produce, Inc.	1,035	35,076
Sanderson Farms, Inc.	1,359	140,480
		384,410
Personal Products - 0.19%
Natural Health Trends Corp.	3,701	86,159
TOTAL CONSUMER STAPLES		669,649

ENERGY - 9.69%
Energy Equipment & Services - 2.97%
C&J Energy Services, Inc. (a)	8,845	183,976
Diamond Offshore Drilling, Inc. (a)	5,390	107,800
Dril-Quip, Inc. (a)	3,445	180,001
Ensco PLC	6,590	55,620
Frank's International NV (a)	23,839	206,922
Matrix Service Company (a)	6,989	172,279
Oceaneering International, Inc. (a)	7,088	195,629
Rowan Companies PLC (a)	6,184	116,445
Smart Sand, Inc. (a)	36,927	151,770
		1,370,442
Oil, Gas & Consumable Fuels - 6.72%
California Resources Corp. (a)	2,710	131,516
Callon Petroleum Company (a)	16,077	192,763
CNX Midstream Partners LP	4,466	85,971
Contango Oil & Gas Company (a)	15,602	96,420
CVR Refining LP	1,892	37,272
Denbury Resources, Inc. (a)	20,599	127,714
Earthstone Energy, Inc. (a)	16,684	156,496
EP Energy Corp. (a)	26,157	61,207
Gulfport Energy Corp. (a)	16,308	169,766
Kosmos Energy Ltd. (a)	22,429	209,711
Nordic American Tankers Ltd.	62,470	130,562
PBF Logistics LP	6,252	134,731
QEP Resources, Inc. (a)	18,848	213,359
Range Resources Corp.	11,696	198,715
Renewable Energy Group, Inc. (a)	7,826	225,389
REX American Resources Corp. (a)	2,390	180,565
SM Energy Company	6,844	215,791
Southwestern Energy Company (a)	36,427	186,142
Ultra Petroleum Corp. (a)	150,400	168,448
World Fuel Services Corp.	6,417	177,623
		3,100,161
TOTAL ENERGY		4,470,603

FINANCIALS - 26.18%
Banks - 10.41%
1st Source Corp.	752	39,570
Access National Corp.	3,133	84,936
American National Bankshares, Inc.	1,034	40,326
Arrow Financial Corp.	1,162	42,988
Bank of Marin Bancorp	1,597	133,988
The Bank of NT Butterfield & Son Ltd.	3,758	194,890
Bar Harbor Bankshares	2,930	84,150
Bridge Bancorp, Inc.	1,217	40,404
Brookline Bancorp, Inc.	2,386	39,846
Camden National Corp.	911	39,574
Carolina Financial Corp.	1,055	39,795
Cathay General Bancorp	2,099	86,983
City Holding Company	543	41,702
Community Trust Bancorp, Inc.	2,659	123,245
Customers Bancorp, Inc. (a)	3,512	82,637
Fidelity Southern Corp.	7,612	188,625
Financial Institutions, Inc.	5,760	180,864
First BanCorp (a)	21,967	199,900
First Business Financial Services, Inc.	1,768	40,982
First Financial Corp.	929	46,636
First Hawaiian, Inc.	6,171	167,604
First Internet Bancorp	4,292	130,691
First Mid-Illinois Bancshares, Inc.	1,040	41,943
Flushing Financial Corp.	7,220	176,168
Franklin Financial Network, Inc. (a)	4,876	190,652
Great Western Bancorp, Inc.	1,069	45,101
Hanmi Financial Corp.	7,029	175,022
Hilltop Holdings, Inc.	8,926	180,037
HomeTrust Bancshares, Inc. (a)	1,542	44,949
Hope Bancorp, Inc.	10,223	165,306
Howard Bancorp, Inc. (a)	2,472	43,754
International Bancshares Corp.	2,976	133,920
Investors Bancorp, Inc.	14,511	178,050
Live Oak Bancshares, Inc.	2,781	74,531
Midland States Bancorp, Inc.	5,395	173,180
MidSouth Bancorp, Inc.	3,061	47,139
MidWestOne Financial Group, Inc.	1,250	41,638
National Bankshares, Inc.	949	43,132
Northrim BanCorp, Inc.	2,239	93,030
OFG Bancorp	2,934	47,384
Old National Bancorp	2,244	43,309
Orrstown Financial Services, Inc.	1,576	37,509
Peapack Gladstone Financial Corp.	2,565	79,233
RBB Bancorp	3,243	79,454
Republic Bancorp, Inc.	910	41,951
Sandy Spring Bancorp, Inc.	1,106	43,477
Southern National Bancorp of Virginia, Inc.	7,550	122,310
State Bank Financial Corp.	1,313	39,626
TriCo Bancshares	2,371	91,568
Trustmark Corp.	5,220	175,653
West Bancorporation, Inc.	1,721	40,444
Westamerica Bancorporation	752	45,240
		4,805,046
Capital Markets - 4.18%
AllianceBernstein Holding LP	6,002	182,761
BrightSphere Investment Group PLC	14,516	179,998
Donnelley Financial Solutions, Inc. (a)	9,832	176,189
Ellington Financial LLC	11,290	180,753
Federated Investors, Inc.	8,118	195,806
GAMCO Investors, Inc.	1,690	39,580
Greenhill & Company, Inc.	6,892	181,604
Legg Mason, Inc.	5,986	186,943
Och-Ziff Capital Management Group LLC	53,070	78,544
Oppenheimer Holdings, Inc.	6,311	199,428
Victory Capital Holdings, Inc. (a)	13,335	127,216
Waddell & Reed Financial, Inc.	9,487	200,934
		1,929,756
Consumer Finance - 0.39%
Navient Corp.	13,275	178,947

Diversified Financial Services - 0.80%
Compass Diversified Holdings	10,303	187,000
FGL Holdings (a)	20,434	182,884
		369,884
Insurance - 4.89%
Ambac Financial Group, Inc. (a)	4,443	90,726
American Equity Investment Life Holding Company	2,522	89,178
Argo Group International Holdings Ltd.	2,184	137,701
Aspen Insurance Holdings Ltd.	4,796	200,472
CNO Financial Group, Inc.	9,166	194,502
EMC Insurance Group, Inc.	1,498	37,031
Employers Holdings, Inc.	2,068	93,680
Enstar Group Ltd. (a)	830	173,055
Global Indemnity Ltd.	2,241	84,486
Horace Mann Educators Corp.	3,920	176,008
MBIA, Inc. (a)	14,788	158,084
National Western Life Group, Inc.	569	181,625
The Navigators Group, Inc.	1,541	106,483
ProAssurance Corp.	3,647	171,227
Stewart Information Services Corp.	2,974	133,860
Third Point Reinsurance Ltd. (a)	10,490	136,370
White Mountains Insurance Group Ltd.	98	91,715
		2,256,203
Mortgage Real Estate Investment Trusts - 1.74%
Ares Commercial Real Estate Corp.	12,740	177,978
Colony Credit Real Estate, Inc.	9,191	202,110
Exantas Capital Corp.	13,153	144,420
Great Ajax Corp.	3,215	43,756
Owens Realty Mortgage, Inc.	2,452	41,414
PennyMac Mortgage Investment Trust	9,523	192,746
		802,424
Thrifts & Mortgage Finance - 3.77%
Capitol Federal Financial, Inc.	13,414	170,894
Dime Community Bancshares, Inc.	10,350	184,747
HomeStreet, Inc. (a)	6,310	167,215
Luther Burbank Corp.	3,879	42,204
Merchants Bancorp	7,052	179,262
Northfield Bancorp, Inc.	11,480	182,762
Oritani Financial Corp.	11,519	179,120
PCSB Financial Corp.	4,491	91,347
Southern Missouri Bancorp, Inc.	1,068	39,804
Sterling Bancorp, Inc.	6,809	77,010
Territorial Bancorp, Inc.	1,449	42,818
TrustCo Bank Corp.	14,831	126,064
Washington Federal, Inc.	5,262	168,384
Waterstone Financial, Inc.	5,174	88,734
		1,740,365
TOTAL FINANCIALS		12,082,625

HEALTH CARE - 2.98%
Biotechnology - 0.24%
Emergent BioSolutions, Inc. (a)	1,642	108,093

Health Care Equipment & Supplies - 1.11%
Anika Therapeutics, Inc. (a)	2,821	118,990
Invacare Corp.	11,833	172,170
Meridian Bioscience, Inc.	8,959	133,489
Varex Imaging Corp. (a)	3,109	89,104
		513,753
Health Care Providers & Services - 1.63%
AMN Healthcare Services, Inc. (a)	711	38,892
LifePoint Health, Inc. (a)	2,763	177,937
Magellan Health, Inc. (a)	2,553	183,944
National HealthCare Corp.	2,502	188,575
Owens & Minor, Inc.	2,419	39,962
Tivity Health, Inc. (a)	3,852	123,842
		753,152
TOTAL HEALTH CARE		1,374,998

INDUSTRIALS - 17.88%
Aerospace & Defense - 1.15%
Astronics Corp. (a)	2,375	103,313
Esterline Technologies Corp. (a)	1,164	105,866
National Presto Industries, Inc.	1,110	143,912
Vectrus, Inc. (a)	5,715	178,250
		531,341
Air Freight & Logistics - 0.18%
Hub Group, Inc. (a)	1,791	81,670

Airlines - 1.18%
Allegiant Travel Company	1,430	181,324
Hawaiian Holdings, Inc.	4,818	193,202
Spirit Airlines, Inc. (a)	3,586	168,434
		542,960
Building Products - 2.24%
Apogee Enterprises, Inc.	2,962	122,390
Armstrong Flooring, Inc. (a)	12,177	220,404
Builders FirstSource, Inc. (a)	2,414	35,438
Caesarstone Ltd.	11,557	214,382
Gibraltar Industries, Inc. (a)	1,086	49,522
Insteel Industries, Inc.	2,582	92,642
Masonite International Corp. (a)	2,703	173,262
NCI Building Systems, Inc. (a)	2,656	40,238
Universal Forest Products, Inc.	2,473	87,371
		1,035,649
Commercial Services & Supplies - 2.57%
ACCO Brands Corp.	7,628	86,196
Deluxe Corp.	1,588	90,421
Ennis, Inc.	6,346	129,776
Herman Miller, Inc.	5,046	193,766
Knoll, Inc.	8,299	194,612
LSC Communications, Inc.	15,004	165,944
Quad/Graphics, Inc.	2,228	46,432
Steelcase, Inc.	12,827	237,299
UniFirst Corp.	234	40,634
		1,185,080
Construction & Engineering - 1.60%
Dycom Industries, Inc. (a)	1,694	143,312
KBR, Inc.	9,536	201,496
MYR Group, Inc. (a)	4,039	131,833
Primoris Services Corp.	1,510	37,478
Tutor Perini Corp. (a)	9,606	180,593
Valmont Industries, Inc.	316	43,766
		738,478
Electrical Equipment - 0.67%
Encore Wire Corp.	2,733	136,923
Generac Holdings, Inc. (a)	842	47,497
Preformed Line Products Company	1,138	79,979
Thermon Group Holdings, Inc. (a)	1,805	46,533
		310,932
Machinery - 5.03%
Alamo Group, Inc.	463	42,415
Blue Bird Corp. (a)	5,746	140,777
Briggs & Stratton Corp.	2,679	51,517
Commercial Vehicle Group, Inc. (a)	21,587	197,737
EnPro Industries, Inc.	2,449	178,606
Global Brass & Copper Holdings, Inc.	5,632	207,821
Graham Corp.	3,391	95,524
The Greenbrier Companies, Inc.	3,230	194,123
Hurco Companies, Inc.	3,259	146,981
Hyster-Yale Materials Handling, Inc.	2,274	139,919
Luxfer Holdings PLC	2,495	58,009
Lydall, Inc. (a)	1,999	86,157
Meritor, Inc. (a)	8,720	168,819
Mueller Industries, Inc.	2,985	86,505
Navistar International Corp. (a)	3,216	123,816
Park-Ohio Holdings Corp.	2,297	88,090
REV Group, Inc.	8,265	129,761
The Timken Company	944	47,058
Wabash National Corp.	7,650	139,460
		2,323,095
Marine - 0.42%
Matson, Inc.	4,859	192,611

Professional Services - 2.07%
Barrett Business Services, Inc.	625	41,738
CBIZ, Inc. (a)	1,975	46,808
FTI Consulting, Inc. (a)	1,365	99,904
GP Strategies Corp. (a)	4,764	80,273
InnerWorkings, Inc. (a)	14,854	117,644
Kelly Services, Inc.	5,810	139,614
Kforce, Inc.	2,445	91,932
Korn/Ferry International	2,879	141,761
Navigant Consulting, Inc.	4,166	96,068
Resources Connection, Inc.	6,148	102,057
		957,799
Trading Companies & Distributors - 0.77%
Beacon Roofing Supply, Inc. (a)	1,090	39,447
Rush Enterprises, Inc.	4,427	174,025
WESCO International, Inc. (a)	2,299	141,274
		354,746
TOTAL INDUSTRIALS		8,254,361

INFORMATION TECHNOLOGY - 10.25%
Communications Equipment - 1.00%
Comtech Telecommunications Corp.	1,340	48,602
Digi International, Inc. (a)	6,496	87,371
NETGEAR, Inc. (a)	1,373	86,293
Quantenna Communications, Inc. (a)	8,274	152,655
Ribbon Communications, Inc. (a)	12,989	88,715
		463,636
Electronic Equipment, Instruments & Components - 4.27%
Anixter International, Inc. (a)	2,688	188,967
AVX Corp.	8,559	154,490
Benchmark Electronics, Inc.	5,432	127,109
Daktronics, Inc.	17,392	136,353
ePlus, Inc. (a)	890	82,503
Insight Enterprises, Inc. (a)	2,650	143,339
Methode Electronics, Inc.	3,405	123,261
PC Connection, Inc.	3,893	151,399
Plexus Corp. (a)	2,179	127,493
Sanmina Corp. (a)	6,094	168,194
ScanSource, Inc. (a)	3,478	138,772
Tech Data Corp. (a)	2,592	185,510
TTM Technologies, Inc. (a)	7,507	119,436
Vishay Intertechnology, Inc.	5,960	121,286
		1,968,112
IT Services - 1.75%
CSG Systems International, Inc.	3,726	149,562
Luxoft Holding, Inc. (a)	4,489	212,554
NIC, Inc.	8,223	121,700
Sykes Enterprises, Inc. (a)	4,388	133,790
Syntel, Inc. (a)	4,670	191,377
		808,983
Semiconductors & Semiconductor Equipment - 2.41%
Advanced Energy Industries, Inc. (a)	1,479	76,390
Amkor Technology, Inc. (a)	10,130	74,861
Aquantia Corp. (a)	7,297	93,329
Cirrus Logic, Inc. (a)	4,505	173,893
Diodes, Inc. (a)	4,955	164,952
Ichor Holdings Ltd. (a)	4,255	86,887
Photronics, Inc. (a)	19,941	196,419
SMART Global Holdings, Inc. (a)	2,664	76,563
Synaptics, Inc. (a)	3,728	170,071
		1,113,365
Software - 0.41%
MicroStrategy, Inc. (a)	1,034	145,401
Monotype Imaging Holdings, Inc.	2,181	44,056
		189,457
Technology Hardware, Storage & Peripherals - 0.41%
Super Micro Computer, Inc. (a)	9,101	187,572
TOTAL INFORMATION TECHNOLOGY		4,731,125

MATERIALS - 4.21%
Chemicals - 2.15%
American Vanguard Corp.	4,082	73,476
Core Molding Technologies, Inc.	5,042	33,630
FutureFuel Corp.	9,844	182,508
GCP Applied Technologies, Inc. (a)	1,467	38,949
Hawkins, Inc.	3,695	153,158
Innospec, Inc.	1,819	139,608
Koppers Holdings, Inc. (a)	1,089	33,922
Minerals Technologies, Inc.	1,404	94,910
Rayonier Advanced Materials, Inc.	5,218	96,168
Stepan Company	1,655	144,002
		990,331
Containers & Packaging - 0.41%
Owens-Illinois, Inc. (a)	2,671	50,188
Silgan Holdings, Inc.	5,029	139,806
		189,994
Metals & Mining - 0.86%
Cleveland-Cliffs, Inc. (a)	5,029	63,667
Compass Minerals International, Inc.	2,231	149,923
Kaiser Aluminum Corp.	411	44,824
SunCoke Energy Partners LP	9,226	140,697
		399,111
Paper & Forest Products - 0.79%
Clearwater Paper Corp. (a)	7,535	223,789
PH Glatfelter Company	5,308	101,436
Schweitzer-Mauduit International, Inc.	980	37,544
		362,769
TOTAL MATERIALS		1,942,205

REAL ESTATE - 1.43%
Equity Real Estate Investment Trusts - 1.23%
Colony Capital, Inc.	30,115	183,400
The GEO Group, Inc.	7,406	186,335
Seritage Growth Properties	4,161	197,606
		567,341
Real Estate Management & Development - 0.20%
HFF, Inc.	1,253	53,227
Marcus & Millichap, Inc. (a)	1,084	37,626
		90,853
TOTAL REAL ESTATE		658,194

UTILITIES - 4.21%
Electric Utilities - 1.56%
ALLETE, Inc.	1,148	86,111
El Paso Electric Company	1,447	82,768
PNM Resources, Inc.	4,640	183,048
Portland General Electric Company	4,158	189,646
Spark Energy, Inc.	21,490	177,293
		718,866
Gas Utilities - 1.28%
Northwest Natural Gas Company	2,087	139,620
South Jersey Industries, Inc.	3,962	139,740
Spire, Inc.	2,472	181,816
Star Group LP	4,345	42,451
Suburban Propane Partners LP	3,808	89,602
		593,229
Multi-Utilities - 1.37%
Avista Corp.	3,531	178,527
Black Hills Corp.	3,147	182,810
NorthWestern Corp.	3,088	181,142
Unitil Corp.	1,739	88,515
		630,994
TOTAL UTILITIES		1,943,089

Total common stocks (Cost $42,818,914)		44,438,868

Total long-term investments (Cost $42,818,914)		44,438,868
	Principal
SHORT-TERM INVESTMENTS - 3.56%	Amount
Time Deposits - 3.56%
Bank of Montreal, 1.54%, 10/01/2018 *	$1,642,259	1,642,259
Total short-term investments (Cost $1,642,259)		1,642,259

Total investments - 99.84% (Cost $44,461,173)		46,081,127

Other assets in excess of liabilities - 0.16%		75,502

Net assets - 100.00%		$46,156,629

(a)	- Non-income producing security.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Global Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.48%	Held		Value
COMMUNICATION SERVICES - 5.87%
Media - 3.00%
Discovery, Inc. - Class C (a)		10,152	$300,296

Wireless Telecommunication Services - 2.87%
Orange Belgium SA (v)		2,956	46,468
Vodafone Group PLC - ADR		11,107	241,022
			287,490
TOTAL COMMUNICATION SERVICES			587,786

CONSUMER DISCRETIONARY - 6.70%
Auto Components - 2.06%
Adient PLC		1,750	68,793
Magna International, Inc.		2,630	138,154
			206,947
Automobiles - 3.26%
Bayerische Motoren Werke AG (v)		1,807	141,724
General Motors Company		5,482	184,579
			326,303
Specialty Retail - 1.38%
Kingfisher PLC (v)		22,895	77,414
Office Depot, Inc.		18,859	60,537
			137,951
TOTAL CONSUMER DISCRETIONARY			671,201

CONSUMER STAPLES - 3.75%
Beverages - 1.85%
Heineken Holding NV (v)		987	89,498
PepsiCo, Inc.		861	96,260
			185,758
Food & Staples Retailing - 0.93%
Tesco PLC (v)		29,814	93,214

Personal Products - 0.97%
Unilever PLC (v)		1,766	97,014
TOTAL CONSUMER STAPLES			375,986

ENERGY - 11.68%
Energy Equipment & Services - 2.93%
Borr Drilling Ltd. (a) (v)		10,006	45,926
C&J Energy Services, Inc. (a)		1,874	38,979
Frank's International NV (a)		14,021	121,703
National Oilwell Varco, Inc.		1,036	44,631
Nine Energy Service, Inc. (a)		1,390	42,506
			293,745
Oil, Gas & Consumable Fuels - 8.75%
Apache Corp.		1,602	76,367
Cairn Energy PLC (a) (v)		36,190	109,385
Kosmos Energy Ltd. (a)		20,042	187,393
Marathon Oil Corp.		3,750	87,300
Ophir Energy PLC (a)		147,966	73,094
Rockhopper Exploration PLC (a)		134,915	65,767
Whiting Petroleum Corp. (a)		5,243	278,089
			877,395
TOTAL ENERGY			1,171,140

FINANCIALS - 28.44%
Banks - 17.67%
Barclays PLC (v)		79,676	176,724
BNP Paribas SA (v)		2,942	180,158
Citigroup, Inc.		2,772	198,863
Credito Valtellinese SpA (a) (v)		1,737,702	217,446
ING Groep NV (v)		13,390	173,790
Popular, Inc.		5,008	256,660
Societe Generale SA (v)		7,053	302,859
Wells Fargo & Company		5,030	264,377
			1,770,877
Capital Markets - 1.74%
Credit Suisse Group AG (a) (v)		11,613	174,259

Insurance - 9.03%
American International Group, Inc.		8,932	475,540
Tokio Marine Holdings, Inc. (v)		4,000	198,574
Zurich Insurance Group AG (v)		734	231,434
			905,548
TOTAL FINANCIALS			2,850,684

HEALTH CARE - 3.77%
Health Care Providers & Services - 1.26%
Anthem, Inc.		462	126,611

Pharmaceuticals - 2.51%
GlaxoSmithKline PLC - ADR		3,158	126,857
Sanofi (v)		1,397	124,818
			251,675
TOTAL HEALTH CARE			378,286

INDUSTRIALS - 21.87%
Aerospace & Defense - 3.42%
BAE Systems PLC (v)		24,546	201,278
Embraer SA - ADR		7,253	142,086
			343,364
Air Freight & Logistics - 2.26%
Royal Mail PLC (v)		36,439	226,520

Airlines - 3.84%
WestJet Airlines Ltd.		24,217	384,540

Building Products - 1.86%
Johnson Controls International PLC		2,885	100,975
Masonite International Corp. (a)		1,342	86,022
			186,997
Construction & Engineering - 0.59%
KBR, Inc.		2,783	58,805

Machinery - 7.87%
CNH Industrial NV		21,046	252,762
Cummins, Inc.		1,255	183,318
Danieli & C Officine Meccaniche SpA (v)		14,206	255,371
Navistar International Corp. (a)		2,521	97,058
			788,509
Marine - 1.01%
Matson, Inc.		2,556	101,320

Road & Rail - 1.02%
AMERCO		287	102,358
TOTAL INDUSTRIALS			2,192,413

INFORMATION TECHNOLOGY - 14.67%
Communications Equipment - 4.55%
ARRIS International PLC (a)		10,675	277,444
Telefonaktiebolaget LM Ericsson - ADR		20,314	178,763
			456,207
Electronic Equipment, Instruments & Components - 2.25%
Corning, Inc.		3,501	123,585
Hitachi Ltd. (v)		3,000	101,975
			225,560
Software - 4.91%
Microsoft Corp.		1,808	206,781
Oracle Corp.		5,532	285,230
			492,011
Technology Hardware, Storage & Peripherals - 2.96%
Hewlett Packard Enterprise Company		18,171	296,369
TOTAL INFORMATION TECHNOLOGY			1,470,147

REAL ESTATE - 2.73%
Equity Real Estate Investment Trusts - 2.73%
Seritage Growth Properties		5,770	274,017
TOTAL REAL ESTATE			274,017

Total common stocks (Cost $8,954,114)			9,971,660

Total long-term investments (Cost $8,954,114)			9,971,660
	Principal
SHORT-TERM INVESTMENTS - 0.49%	Amount
Time Deposits - 0.49%
Brown Brothers Harriman & Co., 0.65% 10/01/2018 *	CAD	2,884	2,233
Brown Brothers Harriman & Co., 0.37%, 10/01/2018 *	GBP	1	1
JPMorgan Chase & Company, 1.54%, 10/01/2018 *		$46,773	46,773
			49,007
Total short-term investments (Cost $49,007)			49,007

Total investments - 99.97% (Cost $9,003,121)			10,020,667

Other assets in excess of liabilities - 0.03%			2,649

Net assets - 100.00%			$10,023,316

(a)	- Non-income producing security.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $3,265,849, which represented 32.58% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley International Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.86%	Held	Value
COMMUNICATION SERVICES - 4.39%
Media - 0.60%
RTL Group SA	216	$15,361

Wireless Telecommunication Services - 3.79%
Orange Belgium SA (v)	1,406	22,102
Vodafone Group PLC (v)	34,846	74,662
		96,764
TOTAL COMMUNICATION SERVICES		112,125

CONSUMER DISCRETIONARY - 7.46%
Auto Components - 2.72%
Adient PLC	302	11,872
Magna International, Inc.	1,097	57,625
		69,497
Automobiles - 2.68%
Bayerische Motoren Werke AG (v)	641	50,274
Honda Motor Company Ltd. (v)	600	18,070
		68,344
Specialty Retail - 2.06%
Kingfisher PLC (v)	11,761	39,767
Pendragon PLC	35,662	12,643
		52,410
TOTAL CONSUMER DISCRETIONARY		190,251

CONSUMER STAPLES - 7.83%
Beverages - 1.94%
Heineken Holding NV (v)	547	49,600

Food & Staples Retailing - 1.76%
Tesco PLC (v)	14,396	45,010

Food Products - 1.54%
Ezaki Glico Company Ltd. (v)	800	39,315

Personal Products - 2.13%
Unilever PLC (v)	988	54,275

Tobacco - 0.46%
Scandinavian Tobacco Group (r)	757	11,609
TOTAL CONSUMER STAPLES		199,809

ENERGY - 10.07%
Energy Equipment & Services - 4.03%
Borr Drilling Ltd. (a) (v)	5,296	24,308
Frank's International NV (a)	9,057	78,615
		102,923
Oil, Gas & Consumable Fuels - 6.04%
Cairn Energy PLC (a) (v)	9,036	27,312
Kosmos Energy Ltd. (a)	5,306	49,611
Ophir Energy PLC (a)	37,546	18,547
Rockhopper Exploration PLC (a)	42,625	20,779
Royal Dutch Shell PLC (v)	1,107	37,927
		154,176
TOTAL ENERGY		257,099

FINANCIALS - 29.18%
Banks - 13.69%
Barclays PLC (v)	23,615	52,379
BNP Paribas SA (v)	869	53,215
Credito Valtellinese SpA (a) (v)	580,187	72,601
ING Groep NV (v)	4,452	57,783
Societe Generale SA (v)	2,171	93,223
Standard Chartered PLC (v)	2,435	20,175
		349,376
Capital Markets - 2.27%
Credit Suisse Group AG (a) (v)	3,864	57,981

Insurance - 13.22%
Enstar Group Ltd. (a)	389	81,106
Global Indemnity Ltd.	1,668	62,884
RSA Insurance Group PLC (v)	3,155	23,638
Tokio Marine Holdings, Inc. (v)	1,800	89,358
Zurich Insurance Group AG (v)	255	80,403
		337,389
TOTAL FINANCIALS		744,746

HEALTH CARE - 5.84%
Health Care Equipment & Supplies - 2.63%
Draegerwerk AG & Company KGaA	80	28,794
Koninklijke Philips NV (v)	419	19,099
Medtronic PLC	195	19,182
		67,075
Pharmaceuticals - 3.21%
GlaxoSmithKline PLC (v)	2,509	50,318
Sanofi (v)	353	31,540
		81,858
TOTAL HEALTH CARE		148,933

INDUSTRIALS - 22.20%
Aerospace & Defense - 6.07%
BAE Systems PLC (v)	12,504	102,532
Embraer SA - ADR	2,669	52,286
		154,818
Air Freight & Logistics - 3.12%
Royal Mail PLC (v)	12,809	79,625

Airlines - 4.06%
WestJet Airlines Ltd.	6,524	103,594

Building Products - 1.48%
Johnson Controls International PLC	1,079	37,765

Construction & Engineering - 0.44%
Bouygues SA (v)	261	11,291

Machinery - 6.72%
CNH Industrial NV (v)	1,759	21,109
CNH Industrial NV	4,853	58,284
Danieli & C Officine Meccaniche SpA (v)	4,447	79,941
KSB SE & Company KGaA (v)	34	12,277
		171,611
Professional Services - 0.31%
Hudson Global, Inc. (a)	4,990	7,934
TOTAL INDUSTRIALS		566,638

INFORMATION TECHNOLOGY - 9.60%
Communications Equipment - 5.82%
ARRIS International PLC (a)	3,420	88,885
Telefonaktiebolaget LM Ericsson (v)	6,744	59,690
		148,575
Electronic Equipment, Instruments & Components - 3.78%
Hitachi Ltd. (v)	2,000	67,983
Nippon Electric Glass Company Ltd. (v)	300	9,431
TE Connectivity Ltd.	217	19,081
		96,495
TOTAL INFORMATION TECHNOLOGY		245,070

MATERIALS - 2.29%
Chemicals - 2.29%
Nufarm Ltd. (v)	7,748	37,383
Tikkurila Oyj (v)	1,341	20,997
TOTAL MATERIALS		58,380

Total common stocks (Cost $2,385,163)		2,523,051

RIGHTS - 0.00%
MATERIALS - 0.00%
Chemicals - 0.00%
Nufarm Ltd. (Acquired 09/14/2018, Cost $537) (a) (f) (m)	1,223	0
Expiration: October 2018
TOTAL MATERIALS		0
Total rights (Cost $537)		0
Total long-term investments (Cost $2,385,700)		2,523,051
	Principal
SHORT-TERM INVESTMENTS - 1.90%	Amount
Time Deposits - 1.90%
Banco Santander SA, 1.54%, 10/01/2018 *	$48,554	48,554
Total short-term investments (Cost $48,554)		48,554

Total investments - 100.76% (Cost $2,434,254)		2,571,605

Liabilities in excess of other assets - (0.76)%		(19,318)

Net assets - 100.00%		$2,552,287

(a)	- Non-income producing security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $0, which represented 0.00% of net assets.  See Security Valuation below.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $0, which represented 0.00% of net assets.

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $11,609, which represented 0.46% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $1,686,594, which represented 66.08% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 94.18%	Held			Value
COMMUNICATION SERVICES - 9.04%
Media - 6.65%
CBS Corp.		228,300		$13,115,835
Comcast Corp.		291,700		10,329,097
Discovery, Inc. - Class C (a)		725,600		21,463,248
News Corp.		250,100		3,298,819
				48,206,999
Wireless Telecommunication Services - 2.39%
Vodafone Group PLC - ADR		796,800		17,290,560
TOTAL COMMUNICATION SERVICES				65,497,559

CONSUMER DISCRETIONARY - 3.34%
Automobiles - 2.25%
General Motors Company		485,300		16,340,051

Specialty Retail - 0.78%
Bed Bath & Beyond, Inc.		127,600		1,914,000
Office Depot, Inc. (c)		1,170,200		3,756,342
				5,670,342
Textiles, Apparel & Luxury Goods - 0.31%
JG Boswell Company		3,401		2,215,752
TOTAL CONSUMER DISCRETIONARY				24,226,145

CONSUMER STAPLES - 2.20%
Beverages - 0.90%
PepsiCo, Inc.		58,400		6,529,120

Food Products - 1.30%
Mondelez International, Inc.		218,600		9,391,056
TOTAL CONSUMER STAPLES				15,920,176

ENERGY - 13.80%
Energy Equipment & Services - 3.90%
C&J Energy Services, Inc. (a)		243,000		5,054,400
Frank's International NV (a)		2,408,700		20,907,516
National Oilwell Varco, Inc.		53,600		2,309,088
				28,271,004
Oil, Gas & Consumable Fuels - 9.90%
Apache Corp.		439,100		20,931,897
Cairn Energy PLC (a) (v)		1,598,400		4,831,219
Hess Corp.		54,300		3,886,794
Marathon Oil Corp.		611,500		14,235,720
Ophir Energy PLC (a)		5,942,000		2,935,296
Rockhopper Exploration PLC (a)		5,048,100		2,460,819
Whiting Petroleum Corp. (a)		423,300		22,451,832
				71,733,577
TOTAL ENERGY				100,004,581

FINANCIALS - 27.25%
Banks - 12.77%
Bank of America Corp. (c)		608,200		17,917,572
Citigroup, Inc. (c)		165,300		11,858,622
Credito Valtellinese SpA (a) (v)		54,457,200		6,814,469
JPMorgan Chase & Company (c)		29,300		3,306,212
Popular, Inc.		174,400		8,938,000
Societe Generale SA (v)		194,900		8,369,079
Wells Fargo & Company		671,900		35,315,064
				92,519,018
Capital Markets - 8.57%
The Goldman Sachs Group, Inc.		155,700		34,914,168
Motors Liquidation Company GUC Trust (a) (o)		1,623,100		16,279,693
State Street Corp.		129,800		10,874,644
				62,068,505
Consumer Finance - 0.44%
Capital One Financial Corp.		33,900		3,218,127

Insurance - 5.47%
American International Group, Inc. (c)		572,600		30,485,224
Enstar Group Ltd. (a)		25,100		5,233,350
Global Indemnity Ltd.		104,400		3,935,880
				39,654,454
TOTAL FINANCIALS				197,460,104

HEALTH CARE - 0.87%
Health Care Providers & Services - 0.87%
Hanger, Inc. (a)		302,200		6,294,826
TOTAL HEALTH CARE				6,294,826

INDUSTRIALS - 14.60%
Air Freight & Logistics - 1.86%
Royal Mail PLC (c) (v)		2,172,700		13,506,414

Airlines - 3.75%
WestJet Airlines Ltd.		1,710,300		27,157,708

Building Products - 3.11%
Johnson Controls International PLC		475,500		16,642,500
Masonite International Corp. (a)		91,900		5,890,790
				22,533,290
Construction & Engineering - 0.70%
KBR, Inc.		241,500		5,102,895

Machinery - 1.42%
Danieli & C Officine Meccaniche SpA (c) (v)		572,600		10,293,200

Marine - 0.45%
Matson, Inc.		82,300		3,262,372

Professional Services - 0.11%
Hudson Global, Inc. (a)		481,700		765,903

Road & Rail - 3.20%
AMERCO		65,000		23,182,250
TOTAL INDUSTRIALS				105,804,032

INFORMATION TECHNOLOGY - 15.05%
Communications Equipment - 5.27%
ARRIS International PLC (a)		1,258,800		32,716,212
Telefonaktiebolaget LM Ericsson - ADR		619,900		5,455,120
				38,171,332
Electronic Equipment, Instruments & Components - 0.36%
Corning, Inc.		73,300		2,587,490

Software - 6.69%
Microsoft Corp. (c)		228,300		26,110,671
Oracle Corp. (c)		434,200		22,387,352
				48,498,023
Technology Hardware, Storage & Peripherals - 2.73%
Hewlett Packard Enterprise Company		1,215,500		19,824,805
TOTAL INFORMATION TECHNOLOGY				109,081,650

MATERIALS - 2.08%
Chemicals - 0.95%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)		32,422		6,892,269

Metals & Mining - 1.13%
American Zinc Recycling LLC (Acquired 07/24/2014, Cost $7,500,000) (a) (f) (i) (m) (u)		4,688		2,159,761
CB Noranda Aluminum Acquisition Corp. - Escrow (Acquired 11/29/2017, Cost $0) (a) (f) (i) (m) (u)		41,000		0
Elah Holdings, Inc. (a) (i)		1,949		233,880
GHW Holdco LLC (Acquired 10/28/2016 - 10/23/2017, Cost $812,999) (f) (i) (m) (o) (u)		40		5,790,160
				8,183,801
TOTAL MATERIALS				15,076,070

REAL ESTATE - 5.95%
Equity Real Estate Investment Trusts - 5.40%
The GEO Group, Inc.		216,600		5,449,656
Seritage Growth Properties (l)		709,200		33,679,908
				39,129,564
Real Estate Management & Development - 0.55%
Maui Land & Pineapple Company, Inc. (a)		311,200		3,983,360
TOTAL REAL ESTATE				43,112,924

Total common stocks (Cost $613,210,761)				682,478,067

PREFERRED STOCKS - 0.19%
FINANCIALS - 0.19%
Thrifts & Mortgage Finance - 0.19%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900		276,624
Federal Home Loan Mortgage Corp. - Series N (a)		118,600		947,614
Federal Home Loan Mortgage Corp. - Series S (a)		18,700		147,730
TOTAL FINANCIALS				1,371,968

Total preferred stocks (Cost $274,262)				1,371,968
	Principal
CONVERTIBLE BONDS - 0.01%	Amount
ENERGY - 0.01%
Oil, Gas & Consumable Fuels - 0.01%
Cobalt International Energy, Inc.
2.625%, 12/01/2019 (d)		$10,000,000		38,000
TOTAL ENERGY				38,000

Total convertible bonds (Cost $1,067,500)				38,000

CORPORATE BONDS - 0.35%
ENERGY - 0.35%
Oil, Gas & Consumable Fuels - 0.35%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)		2,500,000		2,550,000
TOTAL ENERGY				2,550,000

Total corporate bonds (Cost $2,441,451)				2,550,000

TERM LOANS - 0.52%
MATERIALS - 0.52%
Chemicals - 0.52%
Iracore International Holdings, Inc.
11.125% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (i) (m) (u)		3,802,486		3,802,486
TOTAL MATERIALS				3,802,486

Total term loans (Cost $3,802,486)				3,802,486
	Contracts
	(100 shares		Notional
PURCHASED PUT OPTIONS - 0.95%	per contract)		Amount
CONSUMER DISCRETIONARY - 0.76%
Automobiles - 0.76%
Tesla, Inc. (a)
Expiration: January 2020, Exercise Price: $300.00		570	$15,091,890	5,076,420
Expiration: June 2020, Exercise Price: $270.00		50	1,323,850	404,700
TOTAL CONSUMER DISCRETIONARY				5,481,120

INVESTMENT COMPANIES - 0.19%
Exchange Traded Funds - 0.19%
iShares China Large-Cap ETF (a)
Expiration: January 2020, Exercise Price: $40.00		3,000	12,846,000	960,000
Expiration: January 2021, Exercise Price: $40.00		900	3,853,800	420,750
TOTAL INVESTMENT COMPANIES				1,380,750

Total purchased put options (Cost $6,012,132)				6,861,870
	Shares
WARRANTS - 0.34%	Held
CONSUMER DISCRETIONARY - 0.34%
Automobiles - 0.08%
General Motors Company (a)
Expiration: July 2019, Exercise Price: $18.33		33,866		558,789
TOTAL CONSUMER DISCRETIONARY				558,789

ENERGY - 0.03%
Oil, Gas & Consumable Fuels - 0.03%
Lonestar Resources America, Inc. (Acquired 09/30/2016, Cost $339,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price: $5.00		80,000		224,800
TOTAL ENERGY				224,800

FINANCIALS - 0.23%
Insurance - 0.23%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $43.66		117,400		1,716,388
TOTAL FINANCIALS				1,716,388
Total warrants (Cost $1,745,022)				2,499,977
Total long-term investments (Cost $628,553,614)				699,602,368

COLLATERAL FOR SECURITIES ON LOAN - 3.58%
Money Market Funds - 3.58%
Invesco Government & Agency Portfolio - Institutional Class, 1.97%^		25,947,815		25,947,815
Total collateral for securities on loan (Cost $25,947,815)				25,947,815
	Principal
SHORT-TERM INVESTMENTS - 2.52%	Amount
Time Deposits - 2.52%
Brown Brothers Harriman & Co., 1.00%, 10/01/2018*	AUD	41		30
Brown Brothers Harriman & Co., 0.65% 10/01/2018*	CAD	220,358		170,602
Brown Brothers Harriman & Co., 0.37%, 10/01/2018*	GBP	36		47
Citigroup, Inc., 1.54%, 10/01/2018*		$14,126,852		14,126,852
JPMorgan Chase & Company, 1.54%, 10/01/2018*		3,949,901		3,949,901
Total short-term investments (Cost $18,247,433)				18,247,432

Total investments - 102.64% (Cost $672,748,862)				743,797,615

Liabilities in excess of other assets - (2.64)%				(19,153,186)

Net assets - 100.00%				$724,644,429

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2018.
(c)	- All or a portion of this security is segregated as collateral for futures contracts and/or purchased put options.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees. The total market value of these securities was $18,869,476 which represented 2.60% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(l)
 - All or a portion of this security is on loan.  The total market value of securities on loan was $25,395,456.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $18,869,476, which represented 2.60% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2018, is set forth below:

Value Opportunities Fund

Issuer Name	Shares Held at July 1, 2018	Additions	Reductions	Shares Held at September 30, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2018
GHW Holdco LLC	40	-	-	40	$400,500	$-	$3,781,040	$5,790,160
Iracore Investments Holdings, Inc.	32,422	-	-	32,422	-	-	-	6,892,269
Motors Liquidation Company GUC Trust	1,623,100	-	-	1,623,100	-	-	200,859	16,279,693
					$400,500	$-	$3,981,899

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $2,550,000, which represented 0.35% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $43,814,381, which represented 6.05% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
AUD	- Australian Dollar
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Futures Contracts - September 30, 2018
Hotchkis & Wiley Value Opportunities Fund (Unaudited)
Description	Number of Contracts Purchased (Sold)	Expiration	Notional Amount	Value/Unrealized Appreciation (Depreciation)

British Pound Currency Futures	(86)	December 2018	$ (7,033,725)	$ (16,417)
Euro FX Currency Futures	(51)	December 2018	(7,447,275)	(1,166)
			$ (14,481,000)	$ (17,583)

Schedule of Investments - September 30, 2018
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 58.85%	Held		Value
COMMUNICATION SERVICES - 3.34%
Media - 2.15%
CBS Corp.		2,044	$117,428
Discovery, Inc. - Class C (a)		23,966	708,914
			826,342
Wireless Telecommunication Services - 1.19%
Vodafone Group PLC - ADR (c)		20,987	455,418
TOTAL COMMUNICATION SERVICES			1,281,760

CONSUMER DISCRETIONARY - 4.27%
Auto Components - 0.94%
Adient PLC		4,731	185,976
Magna International, Inc.		3,359	176,448
			362,424
Automobiles - 1.14%
General Motors Company		12,999	437,676
General Motors Company - Escrow (Acquired 12/31/2010, Cost $0) (a) (f) (i) (m) (u)		4,600	0
			437,676
Specialty Retail - 1.57%
Bed Bath & Beyond, Inc.		8,493	127,395
Kingfisher PLC - ADR		16,246	110,310
Office Depot, Inc.		113,713	365,019
			602,724
Textiles, Apparel & Luxury Goods - 0.62%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $351,163) (a) (f) (i) (m) (u)		6,960	236,640
TOTAL CONSUMER DISCRETIONARY			1,639,464

CONSUMER STAPLES - 0.27%
Food & Staples Retailing - 0.27%
Tesco PLC - ADR		10,927	101,949
TOTAL CONSUMER STAPLES			101,949

ENERGY - 8.69%
Energy Equipment & Services - 2.07%
Borr Drilling Ltd. (a) (v)		24,293	111,502
C&J Energy Services, Inc. (a)		9,723	202,239
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $34,085) (a) (i) (m)		1,461	75,607
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $22,408) (a) (i) (m)		395	20,441
Frank's International NV (a)		13,468	116,902
Nine Energy Service, Inc. (a)		2,547	77,887
Quintana Energy Services, Inc. (a)		25,663	188,366
			792,944
Oil, Gas & Consumable Fuels - 6.62%
Apache Corp.		2,489	118,651
Cairn Energy PLC - ADR (a)		36,208	224,852
Kosmos Energy Ltd. (a)		44,124	412,559
Murphy Oil Corp.		5,296	176,569
Ophir Energy PLC - ADR (a)		273,447	270,302
Rockhopper Exploration PLC (a)		111,721	54,461
Sanchez Energy Corp. (a)		64,647	148,688
Warren Resources, Inc. (Acquired 11/23/2016, Cost $2,157) (a) (f) (i) (m) (u)		1,559	2,156
Whiting Petroleum Corp. (a)		21,361	1,132,987
			2,541,225
TOTAL ENERGY			3,334,169

FINANCIALS - 16.72%
Banks - 8.34%
Bank of America Corp.		5,884	173,343
Barclays PLC - ADR		28,166	252,086
Citigroup, Inc.		6,535	468,821
Credito Valtellinese SpA (a) (v)		2,923,617	365,845
Popular, Inc.		14,550	745,687
Societe Generale SA - ADR		52,241	449,011
Wells Fargo & Company		14,135	742,936
			3,197,729
Capital Markets - 2.69%
Credit Suisse Group AG - ADR (a)		10,621	158,678
Fifth Street Asset Management, Inc. (a)		176,631	238,452
The Goldman Sachs Group, Inc.		1,147	257,203
Motors Liquidation Company GUC Trust (a)		37,448	375,603
			1,029,936
Consumer Finance - 1.19%
Capital One Financial Corp.		2,162	205,239
Santander Consumer USA Holdings, Inc.		4,884	97,875
Synchrony Financial		4,934	153,349
			456,463
Insurance - 4.50%
American International Group, Inc. (c)		20,162	1,073,426
Global Indemnity Ltd.		2,619	98,736
Tokio Marine Holdings, Inc. - ADR		6,740	332,248
Zurich Insurance Group AG - ADR		7,089	223,197
			1,727,607
TOTAL FINANCIALS			6,411,735

HEALTH CARE - 1.92%
Health Care Providers & Services - 0.57%
Anthem, Inc.		804	220,336

Pharmaceuticals - 1.35%
GlaxoSmithKline PLC - ADR		6,782	272,433
Sanofi - ADR		5,455	243,675
			516,108
TOTAL HEALTH CARE			736,444

INDUSTRIALS - 11.52%
Aerospace & Defense - 1.74%
BAE Systems PLC - ADR		15,278	502,799
Embraer SA - ADR		8,400	164,556
			667,355
Air Freight & Logistics - 1.32%
Royal Mail PLC - ADR		40,401	505,619

Airlines - 2.45%
WestJet Airlines Ltd.		59,159	939,381

Building Products - 0.99%
Johnson Controls International PLC		2,842	99,470
Masonite International Corp. (a)		4,391	281,463
			380,933
Commercial Services & Supplies - 0.41%
LSC Communications, Inc.		14,151	156,510

Construction & Engineering - 0.28%
KBR, Inc.		5,025	106,178

Machinery - 2.48%
CNH Industrial NV		9,367	112,498
Cummins, Inc.		2,322	339,174
Danieli & C Officine Meccaniche SpA - ADR		27,960	500,064
			951,736
Marine - 0.91%
Matson, Inc.		8,848	350,735

Professional Services - 0.21%
Hudson Global, Inc. (a)		51,558	81,977

Road & Rail - 0.40%
AMERCO		431	153,716

Trading Companies & Distributors - 0.33%
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $192,714) (a) (f) (i) (m) (u)		3	124,848
TOTAL INDUSTRIALS			4,418,988

INFORMATION TECHNOLOGY - 7.69%
Communications Equipment - 2.86%
ARRIS International PLC (a)		27,461	713,711
Telefonaktiebolaget LM Ericsson - ADR		43,750	385,000
			1,098,711
Electronic Equipment, Instruments & Components - 0.70%
Corning, Inc. (c)		7,616	268,845

Software - 2.42%
Microsoft Corp. (c)		3,465	396,292
Oracle Corp.		10,321	532,151
			928,443
Technology Hardware, Storage & Peripherals - 1.71%
Hewlett Packard Enterprise Company		40,105	654,113
TOTAL INFORMATION TECHNOLOGY			2,950,112

MATERIALS - 1.18%
Chemicals - 0.15%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)		269	57,184

Metals & Mining - 1.03%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $404,157) (a) (f) (i) (m) (u)		860	396,202
CB Noranda Aluminum Acquisition Corp. - Escrow (Acquired 03/01/2013 - 11/29/2017, Cost $0) (a) (f) (i) (m) (u)		222,000	0
			396,202
TOTAL MATERIALS			453,386

REAL ESTATE - 3.25%
Equity Real Estate Investment Trusts - 3.25%
The GEO Group, Inc. (c)		16,936	426,110
Granite Real Estate Investment Trust		3,834	163,328
Seritage Growth Properties		13,797	655,220
TOTAL REAL ESTATE			1,244,658
Total common stocks (Cost $20,217,184)			22,572,665

PREFERRED STOCKS - 0.45%
CONSUMER STAPLES - 0.18%
Food Products - 0.18%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)		94,387	69,846
TOTAL CONSUMER STAPLES			69,846

FINANCIALS - 0.27%
Banks - 0.27%
Royal Bank of Scotland Group PLC - Series S, 6.600%		4,122	104,658
TOTAL FINANCIALS			104,658
Total preferred stocks (Cost $173,441)			174,504

	Principal
CORPORATE BONDS - 37.88%	Amount
COMMUNICATION SERVICES - 4.07%
Diversified Telecommunication Services - 0.55%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)		$84,000	87,982
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023		126,000	120,960
			208,942
Media - 3.06%
Altice Luxembourg SA
7.750%, 05/15/2022 (r)		130,000	127,010
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)		80,000	79,600
5.750%, 02/15/2026 (r)		100,000	100,625
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)		129,000	122,550
8.375%, 08/15/2022 (r)		40,000	38,550
MDC Partners, Inc.
6.500%, 05/01/2024 (r)		137,000	122,615
Multi-Color Corp.
4.875%, 11/01/2025 (r)		119,000	111,563
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)		125,000	111,875
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)		134,000	124,453
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)		85,000	83,431
VTR Finance BV
6.875%, 01/15/2024 (r)		149,000	152,165
			1,174,437
Wireless Telecommunication Services - 0.46%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)		165,000	176,963
TOTAL COMMUNICATION SERVICES			1,560,342

CONSUMER DISCRETIONARY - 6.29%
Auto Components - 0.83%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)		138,000	123,338
Delphi Technologies PLC
5.000%, 10/01/2025 (r)		95,000	89,656
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027		115,000	105,944
			318,938
Diversified Consumer Services - 0.31%
Sotheby's
4.875%, 12/15/2025 (r)		125,000	119,844

Hotels, Restaurants & Leisure - 2.00%
Boyd Gaming Corp.
6.000%, 08/15/2026		100,000	101,250
Interval Acquisition Corp.
5.625%, 04/15/2023		70,000	71,050
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)		90,000	95,752
National CineMedia LLC
5.750%, 08/15/2026		170,000	161,754
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)		120,000	116,063
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)		75,000	75,000
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)		60,000	59,775
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)		90,000	84,488
			765,132
Household Durables - 1.05%
TopBuild Corp.
5.625%, 05/01/2026 (r)		104,000	101,920
TRI Pointe Group, Inc.
5.250%, 06/01/2027		90,000	80,438
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023		225,000	218,812
			401,170
Leisure Products - 0.51%
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)		95,000	103,821
Vista Outdoor, Inc.
5.875%, 10/01/2023		95,000	93,575
			197,396
Multiline Retail - 0.41%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		129,000	114,165
8.625%, 03/15/2025 (r)		65,000	43,875
			158,040
Specialty Retail - 0.90%
Cumberland Farms, Inc.
6.750%, 05/01/2025 (r)		8,000	8,220
PetSmart, Inc.
7.125%, 03/15/2023 (r)		36,000	26,055
5.875%, 06/01/2025 (r)		175,000	144,321
Sonic Automotive, Inc.
5.000%, 05/15/2023		84,000	79,590
Staples, Inc.
8.500%, 09/15/2025 (r)		92,000	86,825
			345,011
Textiles, Apparel & Luxury Goods - 0.28%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.500%, 05/01/2025 (r)		110,000	108,075
TOTAL CONSUMER DISCRETIONARY			2,413,606

CONSUMER STAPLES - 1.05%
Food Products - 0.63%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)		135,499	121,949
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)		115,000	119,169
			241,118
Household Products - 0.20%
Central Garden & Pet Company
6.125%, 11/15/2023		75,000	77,719

Personal Products - 0.22%
Energizer Gamma Acquisition, Inc.
6.375%, 07/15/2026 (r)		80,000	82,900
TOTAL CONSUMER STAPLES			401,737

ENERGY - 9.08%
Energy Equipment & Services - 4.72%
Apergy Corp.
6.375%, 05/01/2026 (r)		100,000	103,125
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)		175,000	108,063
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025		100,000	104,750
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)		120,000	92,400
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)		115,000	115,000
9.625%, 04/01/2023 (r)		20,000	19,700
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (r)		125,000	134,063
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)		125,000	125,469
Noble Holding International Ltd.
7.875%, 02/01/2026 (r)		105,000	109,331
PHI, Inc.
5.250%, 03/15/2019		194,000	185,755
SESI LLC
7.750%, 09/15/2024		120,000	122,850
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)		139,000	143,691
Transocean, Inc.
9.000%, 07/15/2023 (r)		244,000	265,959
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)		165,000	67,650
Unit Corp.
6.625%, 05/15/2021		110,000	110,550
			1,808,356
Oil, Gas & Consumable Fuels - 4.36%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)		105,000	105,525
Callon Petroleum Company
6.375%, 07/01/2026		100,000	102,250
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021		91,000	91,000
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		75,000	78,938
GasLog Ltd.
8.875%, 03/22/2022 (i)		137,000	143,164
HighPoint Operating Corp.
8.750%, 06/15/2025 (i)		94,000	99,170
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)		83,000	85,283
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)		68,000	69,445
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)		105,000	115,763
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025		80,000	84,200
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023		115,000	118,019
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (d) (i)		144,271	63,479
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)		310,000	316,199
Sanchez Energy Corp.
6.125%, 01/15/2023		184,000	106,720
Whiting Petroleum Corp.
6.625%, 01/15/2026		90,000	93,938
			1,673,093
TOTAL ENERGY			3,481,449

FINANCIALS - 1.25%
Banks - 1.25%
DAE Funding LLC
5.000%, 08/01/2024 (r)		110,000	107,938
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)		128,000	131,360
Popular, Inc.
7.000%, 07/01/2019		87,000	89,262
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)		145,000	149,893
			478,453
TOTAL FINANCIALS			478,453

HEALTH CARE - 4.74%
Health Care Equipment & Supplies - 0.20%
Avanos Medical, Inc.
6.250%, 10/15/2022 (c)		74,000	75,952

Health Care Providers & Services - 3.24%
Centene Corp.
5.375%, 06/01/2026 (r)		80,000	82,200
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022		197,000	111,364
6.250%, 03/31/2023		150,000	143,063
DaVita, Inc.
5.000%, 05/01/2025		110,000	106,116
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)		149,000	152,911
HCA, Inc.
6.500%, 02/15/2020		210,000	218,558
5.250%, 06/15/2026		14,000	14,438
LifePoint Health, Inc.
5.875%, 12/01/2023		100,000	104,625
Tenet Healthcare Corp.
6.750%, 06/15/2023		228,000	227,999
WellCare Health Plans, Inc.
5.375%, 08/15/2026 (r)		81,000	82,620
			1,243,894
Pharmaceuticals - 1.30%
Bausch Health Companies, Inc.
7.000%, 03/15/2024) (r)		65,000	68,835
6.125%, 04/15/2025 (r)		218,000	207,873
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)		117,000	104,423
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)		134,000	119,260
			500,391
TOTAL HEALTH CARE			1,820,237

INDUSTRIALS - 5.34%
Building Products - 1.20%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)		140,000	131,250
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)		125,000	120,625
Masonite International Corp.
5.750%, 09/15/2026 (r)		87,000	87,435
Standard Industries, Inc.
6.000%, 10/15/2025 (r)		119,000	122,124
			461,434
Commercial Services & Supplies - 1.84%
Aptim Corp.
7.750%, 06/15/2025 (r)		145,000	125,405
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)		107,000	115,673
LSC Communications, Inc.
8.750%, 10/15/2023 (r)		205,000	207,906
Matthews International Corp.
5.250%, 12/01/2025 (r)		117,000	113,490
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)		141,000	142,182
			704,656
Construction & Engineering - 0.51%
AECOM
5.875%, 10/15/2024 (c)		78,000	83,003
Tutor Perini Corp.
6.875%, 05/01/2025 (r)		111,000	114,330
			197,333
Machinery - 1.13%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)		95,000	97,375
Meritor, Inc.
6.250%, 02/15/2024		124,000	126,945
Navistar International Corp.
6.625%, 11/01/2025 (r)		125,000	130,625
Titan International, Inc.
6.500%, 11/30/2023		80,000	77,550
			432,495
Professional Services - 0.37%
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021		135,000	140,133

Trading Companies & Distributors - 0.29%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)		120,000	111,000
TOTAL INDUSTRIALS			2,047,051

INFORMATION TECHNOLOGY - 1.06%
Communications Equipment - 0.32%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)		117,000	121,329

Electronic Equipment, Instruments & Components - 0.32%
Ingram Micro, Inc.
5.450%, 12/15/2024		125,000	123,234

Semiconductors & Semiconductor Equipment - 0.15%
Qorvo, Inc.
5.500%, 07/15/2026 (r)		55,000	55,970

Software - 0.27%
Nuance Communications, Inc.
5.625%, 12/15/2026		105,000	105,781
TOTAL INFORMATION TECHNOLOGY			406,314

MATERIALS - 4.00%
Chemicals - 2.08%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)		125,000	125,038
The Chemours Company
7.000%, 05/15/2025		46,000	49,013
Hexion, Inc.
6.625%, 04/15/2020		143,000	134,777
Momentive Performance Materials, Inc.
3.880%, 10/24/2021		150,000	162,562
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)		64,000	65,680
5.875%, 12/01/2025 (r)		70,000	69,424
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)		199,000	192,597
			799,091
Containers & Packaging - 0.29%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)		120,000	110,100

Metals & Mining - 1.09%
Century Aluminum Company
7.500%, 06/01/2021 (r)		125,000	126,875
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)		140,000	146,054
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)		140,000	143,325
			416,254
Paper & Forest Products - 0.54%
Neenah, Inc.
5.250%, 05/15/2021 (i) (r)		100,000	100,790
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)		105,000	107,363
			208,153
TOTAL MATERIALS			1,533,598

REAL ESTATE - 0.36%
Equity Real Estate Investment Trusts - 0.36%
The GEO Group, Inc.
5.875%, 10/15/2024		144,000	138,600
TOTAL REAL ESTATE			138,600

UTILITIES - 0.64%
Electric Utilities - 0.25%
Itron, Inc.
5.000%, 01/15/2026 (r)		100,000	96,250

Independent Power and Renewable Electricity Producers - 0.39%
NRG Energy, Inc.
7.250%, 05/15/2026		87,000	95,106
Vistra Energy Corp.
7.625%, 11/01/2024		51,000	55,144
			150,250
TOTAL UTILITIES			246,500
Total corporate bonds (Cost $14,807,860)			14,527,887

TERM LOANS - 2.25%
CONSUMER DISCRETIONARY - 0.67%
Specialty Retail - 0.46%
Office Depot, Inc.
9.148% (1 Month LIBOR USD + 7.000%), 08/11/2022 (Acquired 11/03/2017, Cost $61,373) (b) (m)		63,000	64,733
9.334% (3 Month LIBOR USD + 7.000%), 08/11/2022 (Acquired 11/03/2017, Cost $1,705) (b) (m)		1,750	1,798
Staples, Inc.
6.343% (3 Month LIBOR USD + 4.000%), 09/12/2024 (Acquired 08/15/2017, Cost $108,902) (b) (m)		109,175	109,357
			175,888
Textiles, Apparel & Luxury Goods - 0.21%
Boardriders, Inc.
8.742% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $78,254) (b) (m)		79,800	80,847
TOTAL CONSUMER DISCRETIONARY			256,735

ENERGY - 0.76%
Energy Equipment & Services - 0.49%
Fieldwood Energy LLC
7.492% (1 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018, Cost $79,997) (b) (m)		80,218	80,880
9.492% (1 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $104,627) (b) (m)		108,296	105,453
			186,333
Oil, Gas & Consumable Fuels - 0.27%
International Seaways Operating Corp.
8.260% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017 - 08/07/2017, Cost $100,975) (b) (m)		102,373	103,013
TOTAL ENERGY			289,346

HEALTH CARE - 0.30%
Health Care Providers & Services - 0.30%
Wink Holdco, Inc.
9.000% (1 Month LIBOR USD + 6.750%), 12/01/2025 (Acquired 11/02/2017 - 01/30/2018, Cost $114,540) (b) (m)		115,000	115,144
TOTAL HEALTH CARE			115,144

INDUSTRIALS - 0.44%
Commercial Services & Supplies - 0.20%
Brookfield WEC Holdings, Inc.
5.992% (1 Month LIBOR USD + 3.750%), 08/01/2025 (Acquired 07/26/2018 - 08/09/2018, Cost $74,127) (b) (m)		74,000	75,004

Trading Companies & Distributors - 0.24%
Foundation Building Materials LLC
5.398% (1 Month LIBOR USD + 3.250%), 05/11/2025 (Acquired 05/11/2018 - 06/19/2018, Cost $95,079) (b) (m)		95,000	95,594
TOTAL INDUSTRIALS			170,598

MATERIALS - 0.08%
Chemicals - 0.08%
Iracore International Holdings, Inc.
11.125% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (i) (m) (u)		31,585	31,585
TOTAL MATERIALS			31,585
Total term loans (Cost $851,164)			863,408
Total long-term investments (Cost $36,049,649)			38,138,464

SHORT-TERM INVESTMENTS - 0.05%
Time Deposits - 0.05%
Brown Brothers Harriman & Co., 0.65%, 10/01/2018*	CAD	7,322	5,668
Brown Brothers Harriman & Co., 0.37%, 10/01/2018*	GBP	3	4
Brown Brothers Harriman & Co., 0.35%, 10/01/2018*	NOK	4	1
Brown Brothers Harriman & Co., 1.54%, 10/01/2018*		$14,732	14,732
Total short-term investments (Cost $20,405)			20,405

Total investments - 99.48% (Cost $36,070,054)			38,158,869

Other assets in excess of liabilities - 0.52%			198,913

Net assets - 100.00%			$38,357,782

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2018.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $918,461, which represented 2.39% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $1,846,332, which represented 4.81% of net assets.

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $9,528,787, which represented 24.84% of net assets.

(u)	- Value determined using significant unobservable inputs.
(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $477,347, which represented 1.24% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
LIBOR	- London Interbank Offered Rate
NOK	- Norwegian Krone
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2018
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 86.47%	Amount	Value
Advertising - 0.74%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$23,206,000	$20,769,370

Auto Parts & Equipment - 2.54%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	22,802,000	20,379,287
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	15,921,000	15,025,444
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	17,961,000	16,546,571
Meritor, Inc.
6.250%, 02/15/2024	18,574,000	19,015,133
		70,966,435
Automakers - 0.73%
Navistar International Corp.
6.625%, 11/01/2025 (r)	19,426,000	20,300,170

Banking - 1.32%
Popular, Inc.
7.000%, 07/01/2019	21,336,000	21,890,736
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	14,524,000	15,014,185
		36,904,921
Building & Construction - 4.43%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	24,009,000	22,508,437
TopBuild Corp.
5.625%, 05/01/2026 (r)	18,192,000	17,828,160
TRI Pointe Group, Inc.
5.250%, 06/01/2027	16,239,000	14,513,606
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	18,908,000	19,475,240
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	26,230,000	25,508,675
Zachry Holdings, Inc.
7.500%, 02/01/2020 (r)	24,012,000	24,213,221
		124,047,339
Building Materials - 3.56%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	20,315,000	18,791,375
Builders FirstSource, Inc.
5.625%, 09/01/2024 (r)	20,913,000	20,181,045
Masonite International Corp.
5.750%, 09/15/2026 (r)	16,420,000	16,502,100
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	22,022,000	22,600,077
WESCO Distribution, Inc.
5.375%, 06/15/2024	21,565,000	21,430,219
		99,504,816
Cable & Satellite TV - 4.17%
Altice Luxembourg SA
7.750%, 05/15/2022 (r)	21,740,000	21,239,980
Cable One, Inc.
5.750%, 06/15/2022 (r)	14,845,000	15,160,456
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (r)	13,709,000	13,640,455
5.750%, 02/15/2026 (r)	24,792,000	24,946,950
Virgin Media Finance PLC
6.375%, 04/15/2023 (r)	7,040,000	7,242,400
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)	14,396,000	14,130,250
VTR Finance BV
6.875%, 01/15/2024 (r)	19,980,000	20,404,575
		116,765,066
Chemicals - 3.83%
Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	20,675,000	20,681,202
The Chemours Company
7.000%, 05/15/2025 (c)	12,986,000	13,836,453
Hexion, Inc.
6.625%, 04/15/2020 (c)	23,045,000	21,719,912
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (c)	24,294,000	26,328,623
Momentive Performance Materials, Inc. - Escrow
8.875%, 10/15/2020 (Acquired 10/29/2014 - 11/24/2015, Cost $13) (a) (f) (i) (m) (u)	24,222,000	0
Platform Specialty Products Corp.
6.500%, 02/01/2022 (r)	13,101,000	13,444,901
5.875%, 12/01/2025 (r)	11,290,000	11,197,084
		107,208,175
Consumer/Commercial/Lease Financing - 2.37%
Credit Acceptance Corp.
6.125%, 02/15/2021	17,536,000	17,777,120
7.375%, 03/15/2023	3,886,000	4,080,300
DAE Funding LLC
5.000%, 08/01/2024 (r)	21,942,000	21,530,588
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	22,260,000	22,844,325
		66,232,333
Department Stores - 0.92%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	21,250,000	18,806,250
8.625%, 03/15/2025 (r)	10,078,000	6,802,650
		25,608,900
Diversified Capital Goods - 0.69%
Matthews International Corp.
5.250%, 12/01/2025 (r)	20,024,000	19,423,280

Electric - Generation - 0.88%
NRG Energy, Inc.
7.250%, 05/15/2026	13,883,000	15,176,479
Vistra Energy Corp.
7.625%, 11/01/2024	8,683,000	9,388,494
		24,564,973
Electronics - 0.85%
Qorvo, Inc.
5.500%, 07/15/2026 (r)	9,935,000	10,110,154
Sensata Technologies BV
5.625%, 11/01/2024 (r)	13,262,000	13,742,748
		23,852,902
Energy - Exploration & Production - 6.45%
Bellatrix Exploration Ltd.
8.500%, 05/15/2020 (i) (r)	21,501,000	13,276,867
Callon Petroleum Company
6.375%, 07/01/2026	16,710,000	17,085,975
HighPoint Operating Corp.
8.750%, 06/15/2025 (i)	14,135,000	14,912,425
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (r)	20,728,000	15,960,560
Kosmos Energy Ltd.
7.875%, 08/01/2021 (r)	10,732,000	10,960,055
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	17,583,000	19,385,258
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	20,975,000	21,053,656
PetroQuest Energy, Inc.
10.000%, 02/15/2021 (d) (i)	23,285,081	10,245,436
Sanchez Energy Corp.
6.125%, 01/15/2023 (c)	28,371,000	16,455,180
Ultra Resources, Inc.
7.125%, 04/15/2025 (r)	19,687,000	8,071,670
Unit Corp.
6.625%, 05/15/2021	17,649,000	17,737,245
Whiting Petroleum Corp.
6.625%, 01/15/2026	14,575,000	15,212,656
		180,356,983
Food - Wholesale - 1.38%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	21,872,134	19,684,920
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	18,379,000	19,045,239
		38,730,159
Forestry/Paper - 3.50%
Boise Cascade Company
5.625%, 09/01/2024 (r)	15,308,000	15,686,107
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021	20,251,000	21,020,943
Neenah, Inc.
5.250%, 05/15/2021 (i) (r)	17,008,000	17,142,363
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	26,996,000	26,127,539
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	17,630,000	18,026,675
		98,003,627
Gaming - 2.89%
Boyd Gaming Corp.
6.000%, 08/15/2026	16,605,000	16,812,562
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	16,037,000	17,061,925
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	20,614,000	19,937,861
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.125%, 08/15/2021 (r)	12,030,000	12,030,000
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	16,083,000	15,097,916
		80,940,264
Gas Distribution - 3.10%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	18,193,000	18,283,965
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	12,974,000	13,655,135
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	16,997,000	17,464,417
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	18,391,000	18,873,764
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	18,130,000	18,492,600
		86,769,881
Health Facilities - 3.90%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	17,518,000	9,902,925
6.250%, 03/31/2023	18,925,000	18,049,719
HCA, Inc.
6.500%, 02/15/2020	12,907,000	13,432,960
5.375%, 02/01/2025 (c)	20,541,000	21,003,173
5.250%, 06/15/2026	8,129,000	8,383,031
LifePoint Health, Inc.
5.875%, 12/01/2023	16,585,000	17,352,056
Tenet Healthcare Corp.
6.750%, 06/15/2023 (c)	21,016,000	21,016,000
		109,139,864
Health Services - 0.64%
DaVita, Inc.
5.000%, 05/01/2025	18,421,000	17,770,554

Hotels - 0.57%
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	15,860,000	15,800,525

Machinery - 1.64%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	16,388,000	16,797,700
Itron, Inc.
5.000%, 01/15/2026 (r)	16,880,000	16,247,000
Welbilt, Inc.
9.500%, 02/15/2024	11,655,000	12,791,363
		45,836,063
Managed Care - 1.03%
Centene Corp.
5.375%, 06/01/2026 (r)	14,202,000	14,592,555
WellCare Health Plans, Inc.
5.375%, 08/15/2026 (r)	13,873,000	14,150,460
		28,743,015
Media - Diversified - 0.79%
National CineMedia LLC
5.750%, 08/15/2026	23,321,000	22,189,932

Media Content - 1.40%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	20,684,000	18,512,180
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	22,246,000	20,660,973
		39,173,153
Medical Products - 1.81%
Avanos Medical, Inc.
6.250%, 10/15/2022	17,030,000	17,479,251
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (r)	16,390,000	16,820,238
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (r)	15,976,000	16,455,280
		50,754,769
Metals/Mining Excluding Steel - 2.78%
Century Aluminum Company
7.500%, 06/01/2021 (r)	23,408,000	23,759,120
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	16,132,000	16,829,548
Kaiser Aluminum Corp.
5.875%, 05/15/2024	12,437,000	12,744,194
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	23,990,000	24,559,762
		77,892,624
Oil Field Equipment & Services - 5.37%
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	15,841,000	16,593,447
KCA Deutag UK Finance PLC
9.875%, 04/01/2022 (r)	19,789,000	19,789,000
9.625%, 04/01/2023 (r)	4,107,000	4,045,395
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (r)	20,386,000	21,863,985
PHI, Inc.
5.250%, 03/15/2019	23,221,000	22,234,107
SESI LLC
7.750%, 09/15/2024	19,353,000	19,812,634
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	23,862,000	24,667,343
Transocean, Inc.
9.000%, 07/15/2023 (r)	19,428,000	21,176,520
		150,182,431
Oil Refining & Marketing - 1.01%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	14,818,000	14,818,000
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	12,795,000	13,466,738
		28,284,738
Packaging - 0.64%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	19,624,000	18,005,020

Personal & Household Products - 1.55%
Central Garden & Pet Company
6.125%, 11/15/2023	13,356,000	13,840,155
Energizer Gamma Acquisition, Inc.
6.375%, 07/15/2026 (r)	13,749,000	14,247,401
Vista Outdoor, Inc.
5.875%, 10/01/2023	15,507,000	15,274,395
		43,361,951
Pharmaceuticals - 2.43%
Bausch Health Companies, Inc.
7.000%, 03/15/2024 (r)	10,189,000	10,790,151
6.125%, 04/15/2025 (r)	21,321,000	20,330,640
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	18,890,000	16,859,325
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)	22,422,000	19,955,580
		67,935,696
Printing & Publishing - 2.37%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	20,284,000	19,269,800
8.375%, 08/15/2022 (r)	6,619,000	6,379,061
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	20,780,000	21,074,661
Multi-Color Corp.
4.875%, 11/01/2025 (r)	20,724,000	19,428,750
		66,152,272
Recreation & Travel - 1.14%
Interval Acquisition Corp.
5.625%, 04/15/2023	10,634,000	10,793,510
Silversea Cruise Finance Ltd.
7.250%, 02/01/2025 (r)	19,185,000	20,966,327
		31,759,837
Software/Services - 2.57%
First Data Corp.
7.000%, 12/01/2023 (r)	12,481,000	13,027,044
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	13,729,000	14,140,870
Nuance Communications, Inc.
5.625%, 12/15/2026	17,715,000	17,846,800
PTC, Inc.
6.000%, 05/15/2024	11,334,000	11,858,197
VeriSign, Inc.
5.250%, 04/01/2025	14,614,000	14,942,815
		71,815,726
Specialty Retail - 1.86%
Murphy Oil USA, Inc.
5.625%, 05/01/2027	17,418,000	17,352,682
PetSmart, Inc.
7.125%, 03/15/2023 (r)	5,933,000	4,294,009
5.875%, 06/01/2025 (r)	24,455,000	20,167,794
Sonic Automotive, Inc.
5.000%, 05/15/2023	10,855,000	10,285,113
		52,099,598
Support - Services - 3.92%
AECOM
5.875%, 10/15/2024 (c)	15,374,000	16,360,088
Aptim Corp.
7.750%, 06/15/2025 (r)	21,348,000	18,463,031
The GEO Group, Inc.
5.875%, 10/15/2024	23,499,000	22,617,788
Herc Rentals, Inc.
7.750%, 06/01/2024 (r)	17,619,000	19,047,196
Sotheby's
4.875%, 12/15/2025 (r)	20,350,000	19,510,563
Staples, Inc.
8.500%, 09/15/2025 (r)	14,590,000	13,769,312
		109,767,978
Technology Hardware & Equipment - 1.60%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/2024	9,079,000	9,442,160
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	19,820,000	20,553,340
Ingram Micro, Inc.
5.450%, 12/15/2024	15,092,000	14,878,807
		44,874,307
Telecom - Wireless - 0.82%
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	21,469,000	23,025,503

Telecom - Wireline Integrated & Services - 1.20%
Sable International Finance Ltd.
6.875%, 08/01/2022 (r)	13,420,000	14,056,242
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
8.250%, 10/15/2023	20,279,000	19,467,840
		33,524,082
Transport Infrastructure/Services - 1.08%
GasLog Ltd.
8.875%, 03/22/2022 (i)	19,728,000	20,615,760
XPO Logistics, Inc.
6.500%, 06/15/2022 (r)	9,201,000	9,534,536
		30,150,296
Total corporate bonds (Cost $2,458,766,573)		2,419,189,528

TERM LOANS - 3.96%
Building Materials - 0.59%
Foundation Building Materials LLC
5.398% (1 Month LIBOR USD + 3.250%), 05/11/2025 (Acquired 05/11/2018 - 06/19/2018, Cost $16,519,373) (b) (m)	16,500,000	16,603,125

Energy - Exploration & Production - 0.60%
Fieldwood Energy LLC
7.492% (1 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018, Cost $7,228,724) (b) (m)	7,248,658	7,308,459
9.492% (1 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $9,454,268) (b) (m)	9,785,808	9,528,931
		16,837,390
Managed Care - 0.29%
Wink Holdco, Inc.
5.242% (1 Month LIBOR USD + 3.000%), 12/02/2024 (Acquired 11/02/2017 - 12/20/2017, Cost $8,203,887) (b) (m)	8,188,125	8,172,772

Oil Field Equipment & Services - 0.09%
Iracore International Holdings, Inc.
11.125% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (i) (m) (u)	2,590,943	2,590,943

Specialty Retail - 1.45%
Boardriders, Inc.
8.742% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $11,464,245) (b) (m)	11,690,700	11,844,140
Office Depot, Inc.
9.148% (1 Month LIBOR USD + 7.000%), 08/11/2022 (Acquired 11/03/2017 - 12/20/2017, Cost $10,941,858) (b) (m)	11,187,000	11,494,642
9.334% (3 Month LIBOR USD + 7.000%), 08/11/2022 (Acquired 11/03/2017 - 12/20/2017, Cost $303,940) (b) (m)	310,750	319,296
Staples, Inc.
6.343% (3 Month LIBOR USD + 4.000%), 09/12/2024 (Acquired 08/15/2017 - 01/26/2018, Cost $16,681,816) (b) (m)	16,723,625	16,751,554
		40,409,632
Support - Services - 0.46%
Brookfield WEC Holdings, Inc.
5.992% (1 Month LIBOR USD + 3.750%), 08/01/2025 (Acquired 07/26/2018 - 08/09/2018, Cost $12,545,790) (b) (m)	12,523,000	12,692,875

Transportation Excluding Air/Rail - 0.48%
International Seaways Operating Corp.
8.260% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017 - 08/07/2017, Cost $13,127,014) (b) (m)	13,331,341	13,414,662
Total term loans (Cost $109,061,858)		110,721,399
	Shares
PREFERRED STOCKS - 1.03%	Held
Banking - 0.63%
Royal Bank of Scotland Group PLC - Series S, 6.600%	695,347	17,654,860

Food - Wholesale - 0.40%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	11,272,351
Total preferred stocks (Cost $26,560,744)		28,927,211

COMMON STOCKS - 2.96%
Automakers - 0.00%
General Motors Company - Escrow (Acquired 11/17/2009 - 04/06/2011, Cost $0) (a) (f) (i) (m) (u)	352,400	0

Energy - Exploration & Production - 0.27%
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $1,705,030) (a) (i) (m)	30,033	1,554,208
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,595,253) (a) (i) (m)	111,241	5,756,722
Warren Resources, Inc. (Acquired 11/23/2016, Cost $160,767) (a) (f) (i) (m) (u)	116,226	160,740
		7,471,670
Metals/Mining Excluding Steel - 1.81%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $35,758,540) (a) (f) (i) (m) (o) (u)	76,444	35,217,751
CB Noranda Aluminum Acquisition Corp. - Escrow (Acquired 03/01/2013 - 11/29/2017, Cost $0) (a) (f) (i) (m) (u)	18,476,000	0
GHW Holdco LLC (Acquired 10/28/2016 - 10/23/2017, Cost $541,999) (f) (i) (m) (o) (u)	27	3,860,589
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $17,853,515) (a) (f) (i) (m) (o) (u)	288	11,731,221
		50,809,561
Oil Field Equipment & Services - 0.17%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	4,696,318

Specialty Retail - 0.71%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $28,586,327) (a) (f) (i) (m) (u)	582,983	19,821,422
Total common stocks (Cost $91,897,681)		82,798,971

WARRANTS - 0.02%
Energy - Exploration & Production - 0.02%
Lonestar Resources America, Inc. (Acquired 08/19/2016 - 09/30/2016, Cost $763,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price $5.00	180,000	505,800
Total warrants (Cost $763,200)		505,800
Total long-term investments (Cost $2,687,050,056)		2,642,142,909

SHORT-TERM INVESTMENTS - 3.01%
Money Market Funds - 2.16%
JPMorgan U.S. Government Money Market Fund - Class IM, 1.54%, 10/01/2018^	60,396,936	60,396,936

	Principal
Time Deposits - 0.85%	Amount
JPMorgan Chase & Company, 1.54%, 10/01/2018*	$23,763,154	23,763,154
Total short-term investments (Cost $84,160,090)		84,160,090

Total investments - 97.45% (Cost $2,771,210,146)		2,726,302,999

Other assets in excess of liabilities - 2.55%		71,271,835

Net assets - 100.00%		$2,797,574,834

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2018.
(c)	- All or a portion of this security is segregated as collateral for delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $89,857,135, which represented 3.21% of net assets.  See Security Valuation below.

(i)	- Illiquid security.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $205,298,521, which represented 7.34% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2018, is set forth below:

High Yield Fund

Issuer Name	Shares Held at July 1, 2018	Additions	Reductions	Shares Held at September 30, 2018	Dividends	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2018
American Zinc Recycling LLC	76,444	-	-	76,444	$-	$-	$4,897,767	$35,217,751
GHW Holdco LLC	27	-	-	27	267,000	-	2,521,008	3,860,589
Iracore Investments Holdings, Inc.	22,092	-	-	22,092	-	-	-	4,696,318
RA Parent, Inc.	288	-	-	288	-	-	-	11,731,221
					$267,000	$-	$7,418,775

(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,535,349,692, which represented 54.88% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
^	- Rate shown is the 7-day yield as of September 30, 2018.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average between the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2018:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value

Level 1 --- Quoted prices in an active market:
Common Stocks	$109,584,954	$444,161,870	$1,767,165,553	$823,895,432	$44,438,868
Money Market Funds	377,580	1,500,555	5,729,160	30,998,034	-
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	-	-	58,497,228	2,219,750	-
Industrials	-	-	35,043,197	-	-
Time Deposits	669,059	7,831,383	45,228,504	31,256,637	1,642,259
Level 3 --- Significant unobservable inputs	-	-	-	-	-

Total Investments	$110,631,593	$453,493,808	$1,911,663,642	$888,369,853	$46,081,127

	Global Value	International Value	Value Opportunities	Capital Income	High Yield

Level 1 --- Quoted prices in an active market:
Common Stocks	$6,705,811	$836,457	$623,821,496	$20,411,874	$-
Preferred Stocks	-	-	424,354	104,658	17,654,860
Purchased Put Options	-	-	5,901,870	-	-
Warrants	-	-	2,275,177	-	-
Money Market Funds	-	-	25,947,815	-	60,396,936
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	46,468	96,764	-	-	-
Consumer Discretionary	219,138	108,111	-	-	-
Consumer Staples	279,726	188,200	-	-	-
Energy	155,311	89,547	4,831,219	477,852	-
Energy - Exploration & Production	-	-	-	-	7,310,930
Financials	1,655,244	600,756	15,183,548	365,845	-
Health Care	124,818	100,957	-	-	-
Industrials	683,169	306,775	23,799,614	500,064	-
Information Technology	101,975	137,104	-	-	-
Materials	-	58,380	-	-	-
Preferred Stocks:
Financials	-	-	947,614	-	-
Convertible Bonds	-	-	38,000	-	-
Corporate Bonds	-	-	2,550,000	14,527,887	2,419,189,528
Term Loans	-	-	-	831,823	108,130,456
Purchased Put Options	-	-	960,000	-	-
Rights	-	0	-	-	-
Warrants	-	-	224,800	-	505,800
Time Deposits	49,007	48,554	18,247,432	20,405	23,763,154
Level 3 --- Significant unobservable inputs:
Common Stocks:
Automakers	-	-	-	-	0
Consumer Discretionary	-	-	-	236,640	-
Energy	-	-	-	2,156	-
Energy - Exploration & Production	-	-	-	-	160,740
Industrials	-	-	-	124,848	-
Materials	-	-	14,842,190	453,386	-
Metals/Mining Excluding Steel	-	-	-	-	50,809,561
Oil Field Equipment & Services	-	-	-	-	4,696,318
Specialty Retail	-	-	-	-	19,821,422
Preferred Stocks:
Consumer Staples	-	-	-	69,846	-
Food - Wholesale	-	-	-	-	11,272,351
Corporate Bonds	-	-	-	-	0
Term Loans	-	-	3,802,486	31,585	2,590,943

Total Investments	$10,020,667	$2,571,605	$743,797,615	$38,158,869	$2,726,302,999

Other Financial Instruments
Level 1 --- Quoted prices in an active market:
Futures Contracts *			$(17,583)
Level 2 --- Other significant observable market inputs			-
Level 3 --- Significant unobservable inputs			-

Total Other Financial Instruments			$(17,583)

* Futures contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2018:

	Fair Value at September 30, 2018	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Value Opportunities
Common Stocks:	$0	Estimated recovery value	Probability of asset recovery	$0	Increase
	7,949,921	Market comparable companies	EBITDA multiple	6.3x - 8.6x	Increase
	6,892,269	Market quote (stale)	N/A	$212.58	Increase
Total Common Stocks	14,842,190

Term Loans	3,802,486	Market quote (stale)	N/A	$100.00	Increase
	$18,644,676

Capital Income
Common Stocks:	$236,640	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	2,156	Last traded price (stale)	N/A	$1.38	Increase
	521,050	Market comparable companies	EBITDA multiple	5.0x - 7.3x	Increase
	57,184	Market quote (stale)	N/A	$212.58	Increase
Total Common Stocks	817,030

Preferred Stocks	69,846	Last traded price (stale)	N/A	$0.74	Increase

Term Loans	31,585	Market quote (stale)	N/A	$100.00	Increase
	$918,461

High Yield
Common Stocks:	$19,821,422	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	160,740	Last traded price (stale)	N/A	$1.38	Increase
	50,809,561	Market comparable companies	EBITDA multiple	5.0x - 8.6x	Increase
	4,696,318	Market quote (stale)	N/A	$212.58	Increase
Total Common Stocks	75,488,041

Preferred Stocks	11,272,351	Last traded price (stale)	N/A	$0.74	Increase

Corporate Bonds	0	Estimated recovery value	Probability of asset recovery	$0	Increase

Term Loans	2,590,943	Market quote (stale)	N/A	$100.00	Increase
	$89,351,335

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Value Opportunities

	Common Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$10,760,790	$3,990,031	$3,802,486	$18,553,307
Purchases	-	-	-	-
Sales	-	(4,090,070)	-	(4,090,070)
Accrued discounts (premiums)	-	1,178	-	1,178
Realized gains (losses)	-	2,827,010	-	2,827,010
Change in unrealized appreciation (depreciation)	4,081,400	(2,728,149)	-	1,353,251
Transfers into Level 3	-	-	-	-
Balance at September 30, 2018	$14,842,190	$-	$3,802,486	$18,644,676

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2018	$4,081,400	$-	$-	$4,081,400

	Capital Income
	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$761,930	$69,846	$87,286	$31,585	$950,647
Purchases	-	-	-	-	-
Sales	-	-	(89,474)	-	(89,474)
Accrued discounts (premiums)	-	-	26	-	26
Realized gains (losses)	-	-	61,843	-	61,843
Change in unrealized appreciation (depreciation)	55,100	-	(59,681)	-	(4,581)
Transfers into Level 3	-	-	-	-	-
Balance at September 30, 2018	$817,030	$69,846	$-	$31,585	$918,461

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2018	$55,100	$-	$-	$-	$55,100

	High Yield
	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2018	$68,069,267	$11,272,351	$1,349,465	$2,590,943	$83,282,026
Purchases	-	-	-	-	-
Sales	-	-	(1,383,299)	-	(1,383,299)
Accrued discounts (premiums)	-	-	400	-	400
Realized gains (losses)	-	-	954,070	-	954,070
Change in unrealized appreciation (depreciation)	7,418,774	-	(920,636)	-	6,498,138
Transfers into Level 3	-	-	-	-	-
Balance at September 30, 2018	$75,488,041	$11,272,351	$0	$2,590,943	$89,351,335

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2018	$7,418,774	$-	$-	$-	$7,418,774

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.  Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2018, the Funds did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2018, the Funds did not have any outstanding unfunded loan commitments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis & Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer
Date  November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President / Principal Executive Officer
Date  November 27, 2018

By (Signature and Title)  /s/ James Menvielle
James Menvielle
Treasurer / Principal Financial Officer
Date  November 27, 2018